Filed electronically with the Securities and Exchange Commission on June 23, 1999.

                                                              File No. 333-65661
                                                              File No. 811-09057

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                             /___/
                           Pre-Effective Amendment No.                     /___/
                         Post-Effective Amendment No. 2                    / X /
                                       And
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                    /___/

         Amendment No. 3                                                   / X /
                      ---

                               KEMPER FUNDS TRUST
                               ------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000

                 Philip J. Collora, Vice President and Secretary
                 -----------------------------------------------
                               Kemper Funds Trust
                               ------------------
                            222 South Riverside Plaza
                            -------------------------
                             Chicago, Illinois 60606
                             -----------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/___/ Immediately upon filing pursuant to paragraph  ( b )           /___/   60 days after filing pursuant to paragraph ( a ) ( 1 )
/___/ 75 days after filing pursuant to paragraph ( a ) ( 2 )         /___/   On ( date ) pursuant to paragraph ( b )
/ X / On ( September 7, 1999 ) pursuant to paragraph ( a ) ( 1 )     /___/   On (date) pursuant to paragraph (a)(2) of Rule 485.

/___/ If Appropriate, check the following box:
      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                       LONG TERM
                                                                       INVESTING
                                                                            IN A
                                                                      SHORT TERM
                                                                       WORLD(SM)

     September 7, 1999

Prospectus

Mutual funds:

o   are not FDIC-insured

o   have no bank guarantees

o   may lose value

                                                           5 Kemper Equity Funds


                                                Kemper Large Company Growth Fund

                                             Kemper Disciplined 1000 Growth Fund

                                              Kemper Disciplined 1000 Value Fund

                                                            Kemper Research Fund

                                              Kemper Small Cap Value+Growth Fund

                         The Securities and Exchange Commission has not approved
                                  or disapproved these securities or passed upon
                             the adequacy of this prospectus. Any representation
                                          to the contrary is a criminal offense.

THESE FUNDS ARE AVAILABLE ONLY TO SCUDDER KEMPER INVESTMENTS, INC. EMPLOYEES IN THE FOLLOWING STATES: CALIFORNIA, CONNECTICUT, FLORIDA, ILLINOIS, KANSAS, MASSACHUSETTS, MISSOURI, NEW HAMPSHIRE, NEW JERSEY AND NEW YORK.

CONTENTS

ABOUT THE FUNDS...............................................................3
   Kemper Large Company Growth Fund...........................................3
   Kemper Disciplined 1000 Growth Fund........................................8
   Kemper Disciplined 1000 Value Fund........................................13
   Kemper Research Fund......................................................18
   Kemper Small Cap Value+Growth Fund........................................24
     Investment Manager......................................................31

ABOUT YOUR INVESTMENT........................................................36
     Choosing a share class..................................................36
     Special features........................................................37
     Buying shares...........................................................39
     Selling and exchanging shares...........................................43
     Distributions and taxes.................................................46
     Transaction information.................................................48

ABOUT THE FUNDS

                        Kemper Large Company Growth Fund

Investment objective

Kemper Large Company Growth Fund seeks long-term growth of capital. Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of shareholders.

Main investment strategies

The fund pursues its objective by investing primarily in the equity securities of seasoned, financially strong U.S. growth companies. Growth stocks are stocks of companies with above-average earnings growth potential. The fund invests primarily in equity securities issued by large-sized domestic companies (those with a market value of $1 billion or more) that the fund's portfolio management team believes offer above-average appreciation potential. The fund allocates its investments among different industries and companies, and adjusts its portfolio securities based on long-term investing considerations as opposed to short-term trading considerations.

This fund invests primarily in common stocks of larger companies that, in the opinion of the investment manager, have some or all of the following attributes:

o a record of above-average growth relative to the overall market (as defined by the Standard & Poor's 500 Composite Price Index, a commonly recognized unmanaged measure of 500 widely held U.S. common stocks listed on the New York Stock Exchange, Inc., the American Stock Exchange and the Nasdaq National Market System) with prospects for above-average growth in earnings, cash flow or assets in the future

o important business franchises, leading products or dominant marketing and distribution systems

o attractive prices relative to potential growth in earnings, cash flow or assets

o        sound finances, high credit standings and profitability

o        experienced, motivated management

                        Kemper Large Company Growth Fund

The fund's investment manager utilizes a combination of qualitative and quantitative research techniques to identify companies that have above-average quality and growth characteristics and that the investment manager considers to be selling at attractive market valuations. The investment manager also utilizes fundamental research to evaluate various aspects of a company's performance, with a particular focus on consistency of results, long-term growth prospects and financial strength.

The investment manager utilizes quantitative models to help determine which growth companies offer the best values at a given point in time.

When assessing financial quality, the investment manager weighs four principal elements of business risk:

o        the investment manager's assessment of the company's balance sheet

o        the accounting practices a company follows

o        the volatility of a company's earnings over time

o the vulnerability of earnings to changes in external factors, such as the general economy, the competitive environment, governmental action and technological change.

Under normal market conditions, the fund invests at least 65% of its total assets in the equity securities of large U.S. growth companies, i.e. those with a market capitalization of $1 billion or more.

The fund typically sells a stock when the company's earnings growth potential has become less favorable, the capitalization of the issuer ceases to qualify the issuer's securities as an investment for the fund, if the stock fails to meet the portfolio management team's expectations, or due to changes in the market or investment environment.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments

To a more limited extent, the fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities, or that are based on indices).

                        Kemper Large Company Growth Fund

Risk management strategies

The fund may, but is not required to, use certain derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

For temporary defensive purposes, the fund may invest without limit in cash and cash equivalents. In such a case, the fund would not be pursuing, and may not achieve, its objective.

Main risks

The primary factors affecting the fund's performance are stock market movements and the investment strategies used by the portfolio management team.

An investment in common stock of a company represents a proportionate ownership interest in that company. Therefore, the fund participates in the success of failure of any company in which it holds stock. The fund's returns and net asset value will go up and down. Stock market movements will affect the fund's share prices on a daily basis. Declines are possible both in the overall stock market and in the types of securities held by the fund.

The portfolio management team's skill in choosing appropriate investments for the fund will determine in large part the fund's ability to achieve its investment objective. In addition, the portfolio management team's choice of market sectors or specific investments may not perform as well as expected.

The fund expects to trade securities actively. This strategy could increase transaction costs and reduce performance. In addition, shareholders may incur taxes on any realized capital gains.

There are market and investment risks with any security and the value of an investment in the fund will fluctuate over time and it is possible to lose money invested in the fund.

                        Kemper Large Company Growth Fund

Fee and Expense Information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the "Buying shares" and "Choosing a share class - Special features" sections of this prospectus.

--------------------------------------------------------------------------------------
Shareholder fees (Fees paid directly from your investment):
--------------------------------------------------------------------------------------
                                                          Class A   Class B  Class C
--------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) Imposed on Purchases (as %  5.75%    None      None
   of offering price)
--------------------------------------------------------------------------------------
  Maximum Deferred Sales Charge (Load) (as % of           None(1)  4%(2)     1%(2)
   redemption proceeds)
--------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Reinvested               None     None      None
   Dividends/Distibutions
--------------------------------------------------------------------------------------
  Redemption Fee (as % of amount redeemed, if applicable) None     None      None
--------------------------------------------------------------------------------------
  Exchange Fee                                            None     None      None
--------------------------------------------------------------------------------------

(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.
(2) The contingent deferred sales charges on Class B shares are as follows: 4% in the first year, 3% in the second and third year, 2% in the fourth and fifth year, 1% in the sixth year and eliminated thereafter. The contingent deferred sales charge on Class C shares is 1% during the first year and eliminated thereafter.

--------------------------------------------------------------------------------------
Annual fund operating expenses (Expenses that are deducted from fund assets):
--------------------------------------------------------------------------------------
                                                   Class A     Class B      Class C
--------------------------------------------------------------------------------------
Management Fee                                     0.70%       0.70%        0.70%
--------------------------------------------------------------------------------------
Distribution (12b-1) Fees                          None        0.75%        0.75%
--------------------------------------------------------------------------------------
Other Expenses (1)                                 1.40%       1.57%        1.57%
                                                   -----       -----        -----
--------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (2)           2.10%       3.02%        3.02%
--------------------------------------------------------------------------------------

(1) Other expenses are based on estimated amounts for the fiscal year ending August 31, 1999. Until further notice, an administrative services fee ("ASF"), which is reflected above in "Other Expenses", is currently voluntarily waived.

(2) After waiver of the ASF, total annual fund operating expenses for Class A, Class B, and Class C would be 1.85%, 2.77%, and 2.77%, respectively.

                        Kemper Large Company Growth Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

-------------------------------------------------------------------------------------
Fees and expenses if you sold shares     Fees and expenses if you did not sell your
after:                                   shares:

             Class A Class B   Class C             Class A    Class B   Class C
-------------------------------------------------------------------------------------
1 Year       $776    $704      $405      1 Year    $776       $305      $305
-------------------------------------------------------------------------------------
3 Years      $1,195  $1,233    $933      3 Years   $1,089     $933      $933
-------------------------------------------------------------------------------------

                       Kemper Disciplined 1000 Growth Fund

Investment objective

Kemper Disciplined 1000 Growth Fund seeks to provide long-term growth of capital through investment in selected stocks of the Russell 1000(R) Growth Index. Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of shareholders.

Main investment strategies

The fund pursues its objective by investing at least 80% of its total assets in the stocks of companies in the Russell 1000 Growth Index, an unmanaged index of growth-oriented large company stocks.

The fund's portfolio management team will use a multi-step process to select portfolio securities from its benchmark index. This process includes the following:

o Ranking - using a proprietary computer model, the stocks of companies in the Russell 1000 Growth Index are evaluated and ranked based on their growth prospects, relative valuation and price momentum.

o Selection - the 20% lowest ranking stocks in the index will generally be excluded from the portfolio.

o Portfolio Construction - the remaining stocks will be weighted to ensure portfolio diversification in an attempt to create a portfolio that is similar to the Russell 1000 Growth Index. Factors to be considered in the allocation of the remaining stocks include: level of exposure to specific industries, company specific financial data, price volatility, and market capitalization.

o Ongoing Active Management - the fund's portfolio will be rebalanced on an ongoing basis as the rankings of the stocks in the Russell 1000 Growth Index change over time.

The fund's sell criteria is based on an analysis of expected return and expected risk. Securities which fall within the lowest 20% of the fund's benchmark index will generally be sold unless the portfolio management team concludes that retaining the security is in the best interest of the fund (i.e., the security's expected return and risk characteristics warrant its inclusion).

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

                       Kemper Disciplined 1000 Growth Fund

Other investments

The fund may, but is not required to, invest up to 20% of its total assets in investment grade debt securities.

To a more limited extent, the fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities, or that are based on indices).

Risk management strategies

The fund manages risk by diversifying its assets widely among industries and companies, and using disciplined security selection.

The fund may, but is not required to, use certain derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

For temporary defensive purposes, the fund may invest without limit in cash and cash equivalents, U.S. Government securities, money market instruments and high quality debt securities without equity features. In such a case, the fund would not be pursuing, and may not achieve, its objective.

Main risks

The primary factors affecting the fund's performance are stock market movements and the investment strategies used by the portfolio management team.

An investment in common stock of a company represents a proportionate ownership interest in that company. Therefore, the fund participates in the success or failure of any company in which it holds stock. The fund's returns and net asset value will go up and down. Stock market movements will affect the fund's share prices on a daily basis. Declines are possible both in the overall stock market and in the types of securities held by the fund.

The portfolio management team's skill in choosing appropriate investments for the fund will determine in large part the fund's ability to achieve its investment objective. In addition, the portfolio management team's choice of market sectors or specific investments may not perform as well as expected.

                       Kemper Disciplined 1000 Growth Fund

While the fund invests primarily in the selected stocks of the companies that are included in its benchmark index, the fund is not an index fund, and there is no assurance that investment results of the fund will correspond to the price and yield performance of its index.

There are market and investment risks with any security and the value of an investment in the fund will fluctuate over time and it is possible to lose money invested in the fund.

                       Kemper Disciplined 1000 Growth Fund

Fee and Expense Information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the "Buying shares" and "Choosing a share class - Special features" sections of this prospectus.

--------------------------------------------------------------------------------------
Shareholder fees (Fees paid directly from your investment):
--------------------------------------------------------------------------------------
                                                          Class A   Class B  Class C
--------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) Imposed on Purchases (as %  5.75%    None      None
   of offering price)
--------------------------------------------------------------------------------------
  Maximum Deferred Sales Charge (Load) (as % of           None(1)  4%(2)     1%(2)
   redemption proceeds)
--------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Reinvested               None     None      None
   Dividends/Distibutions
--------------------------------------------------------------------------------------
  Redemption Fee (as % of amount redeemed, if applicable) None     None      None
--------------------------------------------------------------------------------------
  Exchange Fee                                            None     None      None
--------------------------------------------------------------------------------------

(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.
(2) The contingent deferred sales charges on Class B shares are as follows: 4% in the first year, 3% in the second and third year, 2% in the fourth and fifth year, 1% in the sixth year and eliminated thereafter. The contingent deferred sales charge on Class C shares is 1% during the first year and eliminated thereafter.

--------------------------------------------------------------------------------------
Annual fund operating expenses (Expenses that are deducted from fund assets):
--------------------------------------------------------------------------------------
                                                   Class A     Class B      Class C
--------------------------------------------------------------------------------------
 Management Fee                                     0.__%       0.__%        0.__%
--------------------------------------------------------------------------------------
 Distribution (12b-1) Fees                          None        0.75%        0.75%
--------------------------------------------------------------------------------------
 Other Expenses (1)                                 ___%        ____%        ____%
                                                    ----        -----        -----
--------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses (2)           ___%         ___%        ___%
--------------------------------------------------------------------------------------

(1) Other expenses are based on estimated amounts for the fiscal year ending August 31, 2000. Until further notice, an administrative services fee ("ASF"), which is reflected above in "Other Expenses", is currently voluntarily waived.

(2) After waiver of the ASF, total annual fund operating expenses for Class A, Class B, and Class C would be _____%, ____%, and ____%, respectively.

                          Kemper Disciplined 1000 Growth Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

-------------------------------------------------------------------------------------
Fees and expenses if you sold shares     Fees and expenses if you did not sell your
after:                                   shares:

             Class A Class B   Class C             Class A    Class B   Class C
-------------------------------------------------------------------------------------
1 Year       $       $         $         1 Year    $          $         $
-------------------------------------------------------------------------------------
3 Years      $       $         $         3 Years   $          $         $
-------------------------------------------------------------------------------------

                           Kemper Disciplined 1000 Value Fund

Investment objective

Kemper Disciplined 1000 Value Fund seeks to provide long-term growth of capital through investment in selected stocks of the Russell 1000(R) Value Index. Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of shareholders.

Main investment strategies

The fund pursues its objective by investing at least 80% of its total assets in the stocks of companies in the Russell 1000 Value Index, an unmanaged index of [securities with less than average growth orientation].

The fund's portfolio management team will use a multi-step process to select portfolio securities from its benchmark index. This process includes the following:

         o Ranking - using a proprietary computer model, the stocks of companies in the Russell 1000 Value Index are evaluated and ranked based on their growth prospects, relative valuation and price momentum.

         o Selection - the 20% lowest ranking stocks in the index will generally be excluded from the portfolio.

         o Portfolio Construction - the remaining stocks will be weighted to ensure portfolio diversification in an attempt to create a portfolio that is similar to the Russell 1000 Value Index. Factors to be considered in the allocation of the remaining stocks include: level of exposure to specific industries, company specific financial data, price volatility, and market capitalization.

         o Ongoing Active Management - the fund's portfolio will be rebalanced on an ongoing basis as the rankings of the stocks in the Russell 1000 Value Index change over time.

The fund's sell criteria is based on an analysis of expected return and expected risk. Securities which fall within the lowest 20% of the fund's benchmark index will generally be sold unless the portfolio management team concludes that retaining the security is in the best interest of the fund (i.e., the security's expected return and risk characteristics warrant its inclusion).

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

                       Kemper Disciplined 1000 Value Fund

Other investments

The fund may, but is not required to, invest up to 20% of its total assets in investment grade debt securities.

To a more limited extent, the fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities, or that are based on indices).

Risk management strategies

The fund manages risk by diversifying its assets widely among industries and companies, and using disciplined security selection.

The fund may, but is not required to, use certain derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

For temporary defensive purposes, the fund may invest without limit in cash and cash equivalents, U.S. Government securities, money market instruments and high quality debt securities without equity features. In such a case, the fund would not be pursuing, and may not achieve, its objective.

Main risks

The primary factors affecting the fund's performance are stock market movements and the investment strategies used by the portfolio management team.

An investment in common stock of a company represents a proportionate ownership interest in that company. Therefore, the fund participates in the success or failure of any company in which it holds stock. The fund's returns and net asset value will go up and down. Stock market movements will affect the fund's share prices on a daily basis. Declines are possible both in the overall stock market and in the types of securities held by the fund.

The portfolio management team's skill in choosing appropriate investments for the fund will determine in large part the fund's ability to achieve its investment objective. In addition, the portfolio management team's choice of market sectors or specific investments may not perform as well as expected.

                       Kemper Disciplined 1000 Value Fund

While the fund invests primarily in the selected stocks of the companies that are included in its benchmark index, the fund is not an index fund, and there is no assurance that investment results of the fund will correspond to the price and yield performance of its index.

There are market and investment risks with any security and the value of an investment in the fund will fluctuate over time and it is possible to lose money invested in the fund.

                       Kemper Disciplined 1000 Value Fund

Fee and Expense Information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the "Buying shares" and "Choosing a share class - Special features" sections of this prospectus.

 --------------------------------------------------------------------------------------
 Shareholder fees (Fees paid directly from your investment):
 --------------------------------------------------------------------------------------
                                                          Class A   Class B  Class C
 -------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) Imposed on Purchases (as %  5.75%    None      None
   of offering price)
 -------------------------------------------------------------------------------------
  Maximum Deferred Sales Charge (Load) (as % of           None(1)  4%(2)     1%(2)
   redemption proceeds)
 -------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Reinvested               None     None      None
   Dividends/Distibutions
 -------------------------------------------------------------------------------------
  Redemption Fee (as % of amount redeemed, if applicable) None     None      None
 -------------------------------------------------------------------------------------
  Exchange Fee                                            None     None      None
 -------------------------------------------------------------------------------------

(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.
(2) The contingent deferred sales charges on Class B shares are as follows: 4% in the first year, 3% in the second and third year, 2% in the fourth and fifth year, 1% in the sixth year and eliminated thereafter. The contingent deferred sales charge on Class C shares is 1% during the first year and eliminated thereafter.

 -------------------------------------------------------------------------------------
 Annual fund operating expenses (Expenses that are deducted from fund assets):
 -------------------------------------------------------------------------------------
                                                   Class A     Class B      Class C
 -------------------------------------------------------------------------------------
 Management Fee                                     0.__%       0.__%        0.__%
 -------------------------------------------------------------------------------------
 Distribution (12b-1) Fees                          None        0.75%        0.75%
 -------------------------------------------------------------------------------------
 Other Expenses (1)                                 ___%        ____%        ____%
 -------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses (2)           ___%         ___%        ___%
 -------------------------------------------------------------------------------------

(1) Other expenses are based on estimated amounts for the fiscal year ending August 31, 2000. Until further notice, an administrative services fee ("ASF"), which is reflected above in "Other Expenses", is currently voluntarily waived.

(2) After waiver of the ASF, total annual fund operating expenses for Class A, Class B, and Class C would be _____%, ____%, and ____%, respectively.

                           Kemper Disciplined 1000 Value Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

-------------------------------------------------------------------------------------
Fees and expenses if you sold shares     Fees and expenses if you did not sell your
after:                                   shares:

             Class A Class B   Class C             Class A    Class B   Class C
-------------------------------------------------------------------------------------
1 Year       $       $         $         1 Year    $          $         $
-------------------------------------------------------------------------------------
3 Years      $       $         $         3 Years   $          $         $
-------------------------------------------------------------------------------------

                              Kemper Research Fund

Investment objective

Kemper Research Fund seeks long-term growth of capital. Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of shareholders.

Main investment strategies

The fund pursues its objective by investing primarily in a diversified portfolio of common stocks. The investment manager generally diversifies among industry sectors (i.e. energy, technology, financial, etc.) according to the weightings of U.S. market benchmarks, such as the Standard & Poor's 500 Composite Price Index or the Morgan Stanley Capital International Index. The investment manager typically focuses on the common stocks of large U.S. growth companies, i.e. those with market capitalizations of $1 billion or more. Growth companies are those with above-average earnings growth potential.

The fund focuses on the top research recommendations of the investment manager. Using in-depth, independent research, the investment manager assigns proprietary ratings to securities, which the investment manager then selects for the fund's portfolio based on sector weightings and industry and market forecasts.

The fund invests primarily in a diversified portfolio of common stocks.

Under normal market conditions, the fund invests at least 65% of its total assets in common stocks of large U.S. growth companies, i.e. those with market capitalizations of $1 billion or more.

Applying in-depth fundamental research, the fund is managed with a view to achieving a high rate of total return on investors' capital primarily through appreciation of the fund's common stock holdings and, to a lesser extent, through dividend and interest income.

The fund leverages the investment manager's extensive resources by focusing on the top stock recommendations identified by the investment manager's large staff of industry research analysts and other investment specialists. While other growth funds (i.e. funds that invest in companies with above-average earnings growth potential) hold these securities as well, this fund focuses particularly on their top recommendations across all sectors and investment disciplines.

The fund typically sells a stock if its fundamental characteristics change, if the stock fails to meet the portfolio management team's expectations, or due to changes in the market or investment environment.

                              KEMPER RESEARCH FUND

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments

To a more limited extent, the fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities, or that are based on indices).

Risk management strategies

The fund may, but is not required to, use certain derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

For temporary defensive purposes, the fund may invest without limit in cash and cash equivalents. In such a case, the fund would not be pursuing, and may not achieve, its objective.

Main risks

The primary factors affecting the fund's performance are stock market movements and the investment strategies used by the portfolio management team.

An investment in common stock of a company represents a proportionate ownership interest in that company. Therefore, the fund participates in the success or failure of any company in which it holds stock. The fund's returns and net asset value will go up and down. Stock market movements will affect the fund's share prices on a daily basis. Declines are possible both in the overall stock market and in the types of securities held by the fund.

The portfolio management team's skill in choosing appropriate investments for the fund will determine in large part the fund's ability to achieve its investment objective. In addition, the portfolio management team's choice of market sectors or specific investments may not perform as well as expected.

The fund expects to trade securities actively. This strategy could increase transaction costs and reduce performance. In addition, shareholders may incur taxes on any realized capital gains.

There are market and investment risks with any security and the value of an investment in the fund will fluctuate over time and it is possible to lose money invested in the fund.

                              KEMPER RESEARCH FUND

Fee and Expense Information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the "Buying shares" and "Choosing a share class - Special features" sections of this prospectus.

 -------------------------------------------------------------------------------------
 Shareholder fees (Fees paid directly from your investment):
 -------------------------------------------------------------------------------------
                                                          Class A   Class B  Class C
 -------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) Imposed on Purchases (as %  5.75%    None      None
   of offering price)
 -------------------------------------------------------------------------------------
  Maximum Deferred Sales Charge (Load) (as % of           None(1)  4%(2)     1%(2)
   redemption proceeds)
  ------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) Imposed on Reinvested       None     None      None
   Dividends/Distributions
 -------------------------------------------------------------------------------------
  Redemption Fee (as % of amount redeemed, if applicable) None     None      None
 -------------------------------------------------------------------------------------
  Exchange Fee                                            None     None      None
 -------------------------------------------------------------------------------------

(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.
(2) The contingent deferred sales charges on Class B shares are as follows: 4% in the first year, 3% in the second and third year, 2% in the fourth and fifth year, and 1% in the sixth year. The contingent deferred sales charge on Class C shares is 1% during the first year.

 -------------------------------------------------------------------------------------
 Annual fund operating expenses (Expenses that are deducted from fund assets):
 -------------------------------------------------------------------------------------
                                                   Class A     Class B      Class C
 -------------------------------------------------------------------------------------
 Management Fee                                     0.70%       0.70%        0.70%
 -------------------------------------------------------------------------------------
 Distribution (12b-1) Fees                          None        0.75%        0.75%
 -------------------------------------------------------------------------------------
 Other Expenses (1)                                 1.03%       1.22%        1.22%
                                                    -----       -----        -----
 -------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses (2)           1.73%       2.67%        2.67%
 -------------------------------------------------------------------------------------

(1) Other expenses are based on estimated amounts for the fiscal year ending August 31, 1999. Until further notice, an administrative services fee ("ASF"), which is reflected above in "Other Expenses", is currently voluntarily waived.

(2) After waiver of the ASF, total annual fund operating expenses for Class A, Class B, and Class C would be 1.48%, 2.42%, and 2.42%, respectively.

                              KEMPER RESEARCH FUND

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

----------------------------------------------------------------------------------------
Fees and  expenses  if  you  sold  shares   Fees and expenses if you did not sell your
after:                                      shares:

             Class A   Class B    Class C               Class A    Class B   Class C
----------------------------------------------------------------------------------------
1 Year       $741      $670       $370      1 Year      $741       $270      $270
----------------------------------------------------------------------------------------
3 Years      $1,089    $1,129     $829      3 Years     $1,089     $829      $829
----------------------------------------------------------------------------------------

PRIOR PERFORMANCE OF THE PORTFOLIO MANAGER

Provided below are historical performance figures reflecting the total returns of the Research Portfolio, a private account managed by Elizabeth Smith that has investment objectives, policies and strategies identical to those of the Kemper Research Fund. The data presented are unaudited and represent the performance of the Research Portfolio while Ms. Smith was employed by the investment manager (see Investment Manager and Portfolio Management on page __). At the investment manager, Elizabeth Smith and William Truscott share in the role of coordinating the management of the Kemper Research Fund. The Research Portfolio information is provided merely to illustrate the past performance of the portfolio manager in managing identical accounts, as measured against a specified market index, and does not represent the performance of the Kemper Research Fund, which does not yet have a substantial performance record of its own. Investors should not consider this performance data as an indication of future performance of the Kemper Research Fund, the portfolio managers or the investment manager.

                              KEMPER RESEARCH FUND

The performance information for the Research Portfolio has not been adjusted to reflect the fees and expenses to which the Kemper Research Fund is subject, and would have been lower had such adjustments been made. In addition, the Research Portfolio is not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 and Subchapter M of the Internal Revenue Code. Consequently, the performance results for Research Portfolio could have been lower than what is shown had the Research Portfolio been regulated as a registered investment company under the federal securities laws.

The following table summarizes the calculation of the annualized total return for the Research Portfolio compared with the performance of the S&P 500 Index for the periods indicated.

Annualized Total Return as of 6/30/99
-------------------------------------

                                    One              Three             Since
                                    Year             Years             Inception
                                                                       8/1/95

Research  Portfolio ^(1)            ---%              ---%              ---%

S & P Index ^(2)                    ---%              ---%              ---%

^(1) The Research Portfolio is a private account with investment objectives, policies and strategies identical to those to be employed in managing the Kemper Research Fund. The data shown consist of the annualized total return (net of all fees and expenses) for the years 1995 through June 30, 1999 of Research Portfolio. Ms. Smith coordinates the management of the Research Portfolio for the Investment Manager. The data for 1995 through 1999 are not, and should not be construed as, the performance data of the Investment Manager.

^(2) The S & P 500 Index is an unmanaged index of common stocks that includes common stocks of 500 companies from several industrial sectors most of which are listed on the New York Stock Exchange representing a significant portion of the market value of all common stocks publicly traded in the United States. The Index is adjusted to reflect the reinvestment of dividends, but does not reflect fees, brokerage commissions, or other expenses of investing.

                       KEMPER SMALL CAP VALUE+GROWTH FUND

Investment objectives

Kemper Small Cap Value+Growth Fund seeks long-term capital appreciation. Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of shareholders.

Main investment strategies

The fund pursues its objective by investing in a diversified portfolio of domestic small company value and growth stocks. Value stocks are stocks which tend to have low price to earnings ratios. The fund invests in those value stocks which the investment manager believes are undervalued in relation to their earnings potential. Growth stocks are stocks of companies with above-average earnings growth potential. Growth stocks in which the fund invests tend to have high price to earnings ratios but have an earnings potential which the investment manager believes more than justifies the price.

In considering whether or not to invest in a value or growth stock, the investment manager considers a number of primarily quantitative factors, including:

o   the company's prospects for growth in sales and earnings in the future

o the company's current prices relative to sales, earnings, cash flow or assets

o   the company's financial strength

The fund invests principally in a diversified portfolio of domestic small company value and small company growth stocks. The investment manager utilizes quantitative research to identify small companies with above-average return potential and to determine the allocation between value and growth stocks in the fund's portfolio. The quantitative research focuses on valuations, earnings trends, future earnings potential, and a company's financial strength in determining which securities may be attractive investments. Under normal circumstances, no more than 75% of the portfolio will be invested in either of small company value stocks or small company growth stocks. Generally, small companies are those with market capitalizations of less than $1.5 billion.

                       Kemper Small Cap Value+GROWTH Fund

Under normal market conditions, the fund invests at least 65% of its total assets in securities of companies that are similar in size to those comprising the Russell 2000 Index, an unmanaged capitalization-weighted measure of approximately 2000 small U.S. stocks. The fund sells securities of companies that have grown in market capitalization above the maximum of the Russell 2000 Index, as necessary, to keep focused on smaller companies.

The fund typically sells a security if it believes the security has become unattractive on a valuation basis, earnings trends have deteriorated, the outlook for future earnings is uncertain, the issuers have grown beyond the capitalization size in which the fund invests, or the security has not met the portfolio management team's expectations.

Value stocks in which the fund invests tend to have low prices relative to sales, earnings, cash flow or assets and, in the opinion of the investment manager, are undervalued relative to their earnings potential. Securities may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock markets in general or as a result of a market decline, poor economic conditions, or actual or anticipated unfavorable developments affecting the company. Growth stocks in which the fund invests are those which the investment manager believes have sustainable, above-average earnings growth potential.

The fund's principal investments are common stocks traded on the New York Stock Exchange, the American Stock Exchange or the Nasdaq National Market System.

The fund expects to trade securities actively. This strategy could increase transaction costs and reduce performance. In addition, shareholders may incur taxes on any realized capital gains.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments

To a more limited extent, the fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities, or that are based on indices).

                       KEMPER SMALL CAP VALUE+GROWTH FUND

Risk management strategies

The fund may, but is not required to, use certain derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

For temporary defensive purposes, the fund may invest without limit in cash and cash equivalents. In such a case, the fund would not be pursuing, and may not achieve, its objective.

Main risks

The primary factor affecting the fund's performance is stock market movements. Small companies can be especially sensitive to market shifts and isolated business difficulties. This is because small companies often serve niche markets and have limited product lines. They also generally lack cash reserves and access to capital that allow larger companies to weather difficult financial times.

Small companies as a group, or individual small companies, may not perform as well as expected. Securities of small companies are often thinly traded and could be harder to value or sell at a fair price. If certain sectors or investments don't perform as the portfolio management team expects, the fund could underperform other small company stock mutual funds or lose money.

Share prices of growth funds fluctuate with changes in the stock market. This characteristic makes growth funds most suitable for the long-term portion of your portfolio. Investing in value stocks involves the subjective determination that a stock is undervalued; the market may not agree, and a stock's price may not rise to what the portfolio management team believes is its full value. It may even decrease in value. The fund's policy of investing in both value and growth stocks of small capitalization companies may lead it to underperform in a market that particularly favors value, growth or large capitalization stocks.

An investment in common stock of a company represents a proportionate ownership interest in that company. Therefore, the fund participates in the success or failure of any company in which it holds stock. The fund's returns and net asset value will go up and down. Stock market movements will affect the fund's share prices on a daily basis. Declines are possible both in the overall stock market and in the types of securities held by the fund.

Since many of the securities in the fund may be considered speculative in nature by traditional investment standards, substantially greater than average market volatility and investment risk may be involved.

The fund expects to trade securities actively. This strategy could increase transaction costs and reduce performance.

There are market and investment risks with any security and the value of an investment in the fund will fluctuate over time and it is possible to lose money invested in the fund.

                       KEMPER SMALL CAP VALUE+GROWTH FUND

Fee and Expense Information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the "Buying shares" and "Choosing a share class - Special features" sections of this prospectus.

 -------------------------------------------------------------------------------------
 Shareholder fees (Fees paid directly from your investment):
 -------------------------------------------------------------------------------------
                                                          Class A   Class B  Class C
 -------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) Imposed on Purchases (as %   5.75%    None      None
 of offering price)
 -------------------------------------------------------------------------------------
 Maximum Deferred Sales Charge (Load) (as % of            None(1)  4%(2)     1%(2)
 redemption proceeds)
  ------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) Imposed on Reinvested        None     None      None
 Dividends/Distributions
 -------------------------------------------------------------------------------------
 Redemption Fee (as % of amount redeemed, if applicable)  None     None      None
 -------------------------------------------------------------------------------------
 Exchange Fee                                             None     None      None
 -------------------------------------------------------------------------------------

(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and .50% during the second year.
(2) The contingent deferred sales charges on Class B shares are as follows: 4% in the first year, 3% in the second and third year, 2% in the fourth and fifth year, and 1% in the sixth year. The contingent deferred sales charge on Class C shares is 1% during the first year.

 -------------------------------------------------------------------------------------
 Annual fund operating expenses (Expenses that are deducted from fund assets):
 -------------------------------------------------------------------------------------
                                                   Class A     Class B      Class C
 -------------------------------------------------------------------------------------
 Management Fee (1)                                 0.75%       0.75%        0.75%
 -------------------------------------------------------------------------------------
 Distribution (12b-1) Fees                          None        0.75%        0.75%
  ------------------------------------------------------------------------------------
 Other Expenses (2)                                 2.48%       2.62%        2.62%
                                                    -----       -----        -----
 -------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses (3)           3.23%       4.12%        4.12%
 -------------------------------------------------------------------------------------

(1) Until further notice, the Adviser has voluntarily agreed to waive 0.35% of its Investment Management Fee. The fees reflected above do not reflect this waiver.
(2) Other expenses are based on estimated amounts for the fiscal year ending August 31, 1999. Until further notice, Scudder Kemper Investments, Inc., has agreed to temporarily waive 1.00% of other expenses, and an administrative services fee ("ASF"), which is reflected above in "Other Expenses", is currently voluntarily waived. The fees reflected above do not reflect either waiver.

(3) After waiver of the management fee, the ASF and other expenses, total annual fund operating expenses for Class A, Class B, and Class C would be 1.63%, 2.52%, and 2.52%, respectively.

                       KEMPER SMALL CAP VALUE+GROWTH FUND

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

----------------------------------------------------------------------------------------
Fees and  expenses  if  you  sold  shares   Fees and expenses if you did not sell your
after:                                      shares:

             Class A   Class B    Class C              Class A    Class B   Class C
----------------------------------------------------------------------------------------

1 Year       $882      $814       $513      1 Year     $882       $414      $414
----------------------------------------------------------------------------------------
3 Years      $1,513    $1,552     $1,252    3 Years    $1,513     $1,252    $1,252
----------------------------------------------------------------------------------------

Investment Manager

Each fund retains the investment management firm of Scudder Kemper Investments, Inc., 345 Park Avenue, New York, New York, to manage its daily investment and business affairs subject to the policies established by the funds' Board. Scudder Kemper Investments, Inc. actively manages your investment in the funds. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities. Scudder Kemper Investments, Inc. is one of the largest and most experienced investment management organizations worldwide managing more than $280 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

Kemper Research Fund and Kemper Large Company Growth Fund each pays the investment manager an annual fee as a percentage of the fund's average daily net assets for providing investment management services, as described in the following table:

  Applicable Assets ($)                        Annual Fee Rate
  ---------------------                        ---------------

  0 - 250,000,000                                   0.70%
  250,000,000 - 1,000,000,000                       0.67%
  1,000,000,000 - 2,500,000,000                     0.65%
  More than 2,500,000,000                           0.63%

Kemper Small Cap Value+Growth Fund pays the investment manager an annual fee as a percentage of the fund's average daily net assets for providing investment management services, as described in the following table:

  Applicable Assets ($)                        Annual Fee Rate
  ---------------------                        ---------------

  0 - 250,000,000                                   0.75%
  250,000,000 - 1,000,000,000                       0.72%
  1,000,000,000 - 2,500,000,000                     0.70%
  More than 2,500,000,000                           0.68%

[INSERT MGT FEE INFO FOR 2 NEW FUNDS]

Portfolio management

The following investment professionals are associated with the funds as indicated:

Kemper Large Company Growth Fund

Name & Title      Joined the Fund   Background
--------------------------------------------------------------------------------

Valerie Malter,      December 1998  Joined Scudder Kemper Investments in 1995
Lead Manager                        as Product Leader of Quality Growth
                                    Equity. From 1993 to 1995, Ms. Malter
                                    served as a portfolio manager for
                                    Chancellor Capital Management. Ms. Malter, who began her investment career in 1985, also has experience as an analyst and portfolio manager covering a wide range of industries and, more recently, the stocks of companies with medium- to large-sized market capitalizations.

George P. Fraise,    December 1998  Joined Scudder Kemper Investments in 1997.
Portfolio Manager                   Between 1993 and 1997, Mr. Fraise served as
                                    an analyst for Smith Barney and Chancellor
                                    Capital Management. Mr. Fraise began his investment career in 1987 and has experience as an equity analyst covering a broad range of industries, most recently including capital goods and electrical equipment.

Kemper Disciplined 1000 Growth Fund

Name & Title         Joined the Fund   Background
--------------------------------------------------------------------------------

Rob Tymoczko,        August 1999    Joined Scudder Kemper Investments in 1997
Lead Manager                        as a quantitative research analyst. Since
                                    1998, Mr. Tymoczko has been working as a portfolio manager for the Adviser. From
                                    1994 to 1995, Mr. Tymoczko worked as an
                                    economic consultant. From 1995 until he
                                    joined the Adviser, Mr. Tymoczko attended business school. He began his investment career in 1992.

Philip Fortuna,      August 1999    Joined Scudder Kemper Investments in 1986
Portfolio Manager                   as a manager of institutional equity
                                    accounts,   and  served  as  director  of
                                    quantitative  services  from 1987 to 1993
                                    and  director  of  investment  operations
                                    from 1993 to 1995.  From 1995 to 1997 Mr.
                                    Fortuna was  involved in global  planning
                                    and new product  development  in
                                    addition   to   his   portfolio   management
                                    responsibilities. Since 1998 Mr. Fortuna has
                                    been director of the Adviser's  quantitative
                                    group,    responsible    for   the    firm's
                                    quantitative research and all quantitative products.


Kemper Disciplined 1000 Value Fund

Name & Title         Joined the Fund   Background
--------------------------------------------------------------------------------

Rob Tymoczko,        August 1999       Joined Scudder Kemper Investments in 1997
Lead Manager                           as a quantitative research analyst. Since
                                       1998, Mr. Tymoczko has been working as a portfolio manager for the Adviser. From
                                       1994 to 1995, Mr. Tymoczko worked as an
                                       economic consultant. From 1995 until he
                                       joined the Adviser, Mr. Tymoczko attended business school. He began his investment career in 1992.

Philip Fortuna,      August 1999       Joined Scudder Kemper Investments in 1986
Portfolio Manager                      as a manager of institutional equity
                                       accounts,   and  served  as  director  of
                                       quantitative  services  from 1987 to 1993
                                       and  director  of  investment  operations
                                       from 1993 to 1995.  From 1995 to 1997 Mr.
                                       Fortuna was  involved in global  planning
                                       and new product  development  in addition
                                       to     his      portfolio      management
                                       responsibilities.  Since 1998 Mr. Fortuna
                                       has  been   director  of  the   Adviser's
                                       quantitative  group,  responsible for the
                                       firm's  quantitative   research  and  all
                                       quantitative products.

Kemper Research Fund

Name & Title       Joined the Fund  Background
--------------------------------------------------------------------------------

Elizabeth D. Smith,  December 1998  Joined Scudder Kemper Investments in 1973.
Co-Lead  Manager                    Ms. Smith has been the product leader for
                                    the   investment    manager's    Research
                                    Portfolio  product  since  1995  and  has
                                    served  as  the  sector   specialist  for
                                    electrical   equipment,   machinery   and
                                    multi-industry   firms  since  1993.  Ms.
                                    Smith, who began her investment career in
                                    1969,  also has  experience as a research
                                    analyst  covering  computers,   household
                                    products, software, aerospace and capital goods companies.

William Truscott,    December 1998  Joined Scudder  Kemper  Investments in 1992.
Co-Lead Manager                     Between 1993 and 1996, Mr.  Truscott  served
                                    as a portfolio  manager and research analyst
                                    focusing  on Latin  American  countries  and
                                    securities,  and,  since 1996, he has served
                                    as a portfolio  manager and as the  director
                                    of  Global  Equity  Research.  Mr.  Truscott
                                    began his investment career in 1983.
--------------------------------------------------------------------------------


Kemper Small Cap Value+Growth Fund

Name & Title       Joined the Fund  Responsibilities & Background
--------------------------------------------------------------------------------

James M. Eysenbach, December 1998   Joined Scudder Kemper Investments in 1991.
Lead Manager                        Mr. Eysenbach, who began his investment
                                    career in 1984, has more than 14 years
                                    investment management experience,
                                    specializing in quantitative research,
                                    analysis and portfolio management. Mr.
                                    Eysenbach also served as Director of
                                    Quantitative Services from 1993 to 1997.

Calvin Young,       December 1998   Joined Scudder  Kemper  Investments in 1990.
Portfolio Manager                   From 1993 to 1998,  Mr.  Young served in the
                                    Quantitative   Services   Group   and  as  a
                                    Quantitative  Analyst.  Mr. Young, who began
                                    his   investment   career   in   1988,   has
                                    experience  providing  analytical support to
                                    the investment  manager's  equity  products,
                                    and his investment  industry  experience has
                                    focused on small companies.
--------------------------------------------------------------------------------

Year 2000 Readiness

Like other mutual funds and financial and business organizations worldwide, the funds could be adversely affected if computer systems on which a fund relies, which primarily include those used by the investment manager, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the funds' business and operations. The investment manager has commenced a review of the Year 2000 Issue as it may affect the funds and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by a fund or on global markets or economies generally.

ABOUT YOUR INVESTMENT

These funds are available only to Scudder Kemper Investments, Inc. employees in the following states: California, Connecticut, Florida, Illinois, Kansas,
Massachusetts, Missouri, New Hampshire, New Jersey and New York. It is contemplated that, in the future, a fund's shares may be sold to the public, in which case the inflow of additional capital may make it more difficult for the fund's management to implement the fund's investment strategies and for the fund to maintain its level of performance.

Choosing a share class

Each fund is composed of three classes of shares. All classes of a fund have a common investment objective and investment portfolio. Each fund provides investors with the option of purchasing shares in the following ways:

Class A Shares      Offered at net asset value plus a maximum  sales  charge of
                    5.75% of the offering price. Reduced sales charges apply to purchases of $50,000 or more. Class A shares purchased at net asset value under the Large Order NAV Purchase
                    Privilege may be subject to a 1% contingent deferred sales charge if redeemed within one year of purchase and a 0.50% contingent deferred sales charge if redeemed during the second year after purchase.

Class               B Shares  Offered at net asset  value  without an initial
                    sales charge, but subject to a 0.75% Rule 12b-1 distribution fee and a contingent deferred sales charge that declines from 4% to zero on certain redemptions made within six years of purchase. Class B shares automatically convert into Class A shares (which have lower ongoing expenses) six years after purchase.

Class               C Shares  Offered at net asset  value  without an initial
                    sales charge, but subject to a 0.75% Rule 12b-1 distribution fee and a 1% contingent deferred sales charge on redemptions made within one year of purchase. Class C shares do not convert into another class.

When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares. Each class of shares represents interests in the same portfolio of investments of a fund.

The decision as to which class to choose depends on a number of factors, including the amount and intended length of the investment. Investors that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than six years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within six years might consider Class C shares. For more information about the three sales arrangements, consult your financial representative or Kemper at the address or phone number as indicated on the back cover of this prospectus. Be aware that financial services firms may receive different compensation depending upon which class of shares they sell.

Rule 12b-1 plan

Each fund has adopted a plan under Rule 12b-1 that provides for fees payable as an expense of the Class B shares and the Class C shares that are used by Kemper Distributors, Inc., as principal underwriter, to pay for distribution and other services provided to shareholders of those classes. Because 12b-1 fees are paid out of fund assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges. Long-term Class B and Class C shareholders may pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers, although Kemper Distributors, Inc. believes that it is unlikely, in the case of Class B shares, because of the automatic conversion feature of those shares.

Special features

Class A Shares -- Combined Purchases. Each fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of most Kemper Funds.

Class A Shares -- Letter of Intent. The same reduced sales charges for Class A shares also apply to the aggregate amount of purchases made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by Kemper Distributors, Inc. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period.

Class A Shares -- Cumulative Discount. Class A shares of a fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of a fund being purchased, the value of all Class A shares of most Kemper Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Class A Shares -- Large Order NAV Purchase Privilege. Class A shares of a fund may also be purchased at net asset value by any purchaser provided that the amount invested in such fund or other Kemper Funds totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described above (the "Large Order NAV Purchase Privilege").

Exchange Privilege -- General. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of Kemper Funds. Shares of a Kemper Fund with a value in excess of $1,000,000 (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). Shares of a Kemper Fund with a value of $1,000,000 or less (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days if, in the investment manager's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Fund and therefore may be subject to the 15-Day Hold Policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, direction or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services.

For purposes of determining any contingent deferred sales charge that may be imposed upon the redemption of the shares received on exchange, amounts exchanged retain their original cost and purchase date.

Buying shares

You may purchase shares of the funds by contacting the securities dealer or other financial services firm from whom you received this prospectus.

These funds are currently available only to employees of Scudder Kemper Investments, Inc. in the following states: California, Connecticut, Florida, Illinois, Kansas, Massachusetts, Missouri, New Hampshire, New Jersey and New York.

Class A Shares

Public           Amount of Purchase               Sales Charge     Sales Charge as a
Offering Price                                    as a % of        % of Net
Including Sales                                   Offering Price*  Asset Value**
Charge                                            ---------------  -------------
                 Less than $50,000                5.75%            6.10%
                 $50,000 but less than $100,000   4.50             4.71
                 $100,000 but less than $250,000  3.50             3.63
                 $250,000 but less than $500,000  2.60             2.67
                 $500,000   but   less   than
                 $1 million                       2.00             2.04
                 $1 million and over              0.00***          0.00***

                 *Includes front-end sales load.

                 **Rounded to the nearest one-hundredth percent.

                 ***Redemption  of shares  may be subject  to a  contingent  deferred sales charge as discussed below.

NAV       Class A shares of a fund may be purchased at net asset value by:
Purchases
         o shareholders in connection with the investment or reinvestment of income and capital gain dividends;

         o any purchaser with Kemper Funds investment totals of at least $1,000,000;

         o unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors through reinvestment programs described in the prospectuses of such trusts that have such programs;

         o officers, trustees, directors, employees (including retirees) and sales representatives of a fund, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families, any trust, pension, profit-sharing or other benefit plan for such persons;

         o persons who purchase shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm;

         o registered representatives and employees of broker-dealers having selling group agreements with Kemper Distributors, Inc. or any trust, pension, profit-sharing or other benefit plan for such persons;

         o officers, directors, and employees of service agents of the funds;

         o members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et. al., Case No. 93 C 5231 (N.D.IL);

         o selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to the funds pursuant to an agreement with Kemper Distributors, Inc. or one of its affiliates;

         o certain professionals who assist in the promotion of Kemper Funds pursuant to personal services contracts with Kemper Distributors, for themselves or members of their families;

         o in connection with the acquisition of the assets of or merger or consolidation with another investment company;

         o        shareholders  who owned  shares of Kemper Value  Series,  Inc.
                  ("KVS") on September 8, 1995, and have continuously owned shares of KVS (or a Kemper Fund acquired by exchange of KVS shares) since that date, for themselves or members of their families or any trust, pension, profit-sharing or other benefit plan for only such persons;

         o persons who purchase shares of the fund through Kemper Distributors, Inc. as part of an automated billing and wage deduction program administered by RewardsPlus of America;

         o through certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms, acting solely as agents for their clients, that adhere to certain standards established by Kemper Distributors, Inc., including a requirement that such shares be purchased for the benefit of their clients participating in an investment advisory program or agency commission program under which such clients pay a fee to the investment adviser or other firm for portfolio management or agency brokerage services.

Contingent        A  contingent  deferred  sales  charge  may  be  imposed  upon
Deferred Sales    redemption of Class A shares  purchased  under the Large Order
Charge            NAV  Purchase  Privilege  as follows:  1% if they are redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation.
                  The contingent deferred sales charge will be waived in the event of:

                  o redemptions under a fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account;

                  o redemption of shares of a shareholder (including a registered joint owner) who has died;

                  o redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration);

                  o redemptions of shares whose dealer of record at the time of the investment notifies Kemper Distributors, Inc., that the dealer waives the commission applicable to such Large Order NAV Purchase.

Rule 12b-1 Fee   None

Exchange          Class A  shares  may be  exchanged  for  each  other  at their
Privilege         relative  net asset  values.  Shares of Money Market Funds and
                  Kemper Cash Reserves Fund acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange.

                  Class A shares purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of any Kemper Fund or a Money Market Fund without paying any contingent deferred sales charge. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed.

Class B Shares

Public  Offering  Net asset value per share without any sales charge at the time
Price             of purchase

Contingent        A  contingent  deferred  sales  charge  may  be  imposed  upon
Deferred Sales    redemption  of Class B shares.  There is no such  charge  upon
Charge            redemption of any share appreciation or reinvested  dividends.
                  The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

                  Year of Redemption    First Second  Third  Fourth  Fifth  Sixth
                  After Purchase:
                  ------------------------------------------------------------------
                  Contingent Deferred   4%    3%      3%     2%      2%     1%
                  Sales Charge:
                  ------------------------------------------------------------------

                 The contingent deferred sales charge will be waived:

                  o for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts);

                  o for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(2)(A)(iv) prior to age 59 1/2;

                  o        for   redemptions   made  pursuant  to  a  systematic
                           withdrawal plan;

                  o in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed;

                  o        in  the  event  of  the  death  of  the   shareholder
                           (including a registered joint owner).

Rule 12b-1 Fee   0.75%

Conversion        Class B shares of a fund will automatically convert to Class A
Feature           shares of the same fund six years after  issuance on the basis of the relative net asset value per share. Shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's fund account will be converted to Class A shares on a pro rata basis.

Exchange          Class B shares  of a fund and  Class B shares  of most  Kemper
Privilege         Funds may be  exchanged  for each other at their  relative net asset values without a contingent deferred sales charge.

Class C Shares

Public  Offering  Net asset value per share without any sales charge at the time
Price             of purchase

Contingent        A contingent  deferred  sales charge of 1% may be imposed upon
Deferred          redemption  of  Class C  shares  redeemed  within  one year of
Sales Charge      purchase.  The charge will not be imposed upon  redemption  of reinvested dividends or share appreciation. The contingent deferred sales charge will be waived in the event of:

                  o redemption of shares of a shareholder (including a registered joint owner) who has died;

                  o redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration);

                  o redemptions under a fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account;

                  o redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record has waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

Rule 12b-1 Fee       0.75%

Conversion Feature   None

Exchange Privilege   Class C shares  of a fund and  Class C shares of most
                     Kemper Funds may be exchanged for each other at their relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge.

Selling and exchanging shares

General

Contact your securities dealer or other financial services firm to arrange for share redemptions or exchanges.

Any shareholder may require a fund to redeem his or her shares. When shares are held for the account of a shareholder by the funds' transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Mutual Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557.

An exchange of shares entails the sale of fund shares and subsequent purchase of shares of another Kemper Mutual Fund.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in December, 1997 will be eligible for the second year's charge if redeemed on or after December 1, 1998. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. Kemper Distributors, Inc., receives any contingent deferred sales charge directly.

Share certificates

When certificates for shares have been issued, they must be mailed to or deposited with Kemper Service Company, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed. The redemption request and stock power must be signed exactly as the account is registered, including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Telephone Redemptions

If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders, provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to Kemper Service Company with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact Kemper Service Company by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Funds reserve the right to terminate or modify this privilege at any time.

Repurchases

A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to Kemper Distributors, Inc., which each fund has authorized to act as its agent. There is no charge by Kemper Distributors, Inc., with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

Expedited Wire Transfer Redemptions

If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of a Fund can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by Kemper Service Company prior to the determination of net asset value will result in shares being redeemed that day at the net asset value of a class of a Fund effective on that day and normally the proceeds will be sent to the designated account the following business day, subject to a fund's redemption policy set forth in "Redemption-in-Kind." Once authorization is on file, Kemper Service Company will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The Funds are not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Funds currently do not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to Kemper Service Company with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact Kemper Service Company by telephone, it may be difficult to use the expedited redemption privilege. The Funds reserve the right to terminate or modify this privilege at any time.

Reinvestment privilege

Under certain circumstances, a shareholder who has redeemed Class A shares may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares. The reinvestment privilege may be terminated or modified at any time. The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption.

Distributions and taxes

Dividends and capital gains distributions

Each fund normally distributes annual dividends of net investment income. Each fund distributes any net realized short-term and long-term capital gains at least annually.

Income and capital gains dividends, if any, of a fund will be credited to shareholder accounts in full and fractional shares of the same class of that fund at net asset value on the reinvestment date, except that, upon written request to the Shareholder Service Agent, Kemper Service Company, a shareholder may select one of the following options:

(1) To receive income and short-term capital gains dividends in cash and long-term capital gains dividends in shares of the same class at net asset value; or

(2) To receive income and capital gains dividends in cash.

Any dividends of a fund that are reinvested will normally be reinvested in shares of the same class of that same fund. However, by writing to Kemper Service Company, you may choose to have dividends of a fund invested in shares of the same class of another Kemper fund at the net asset value of that class and fund. To use this privilege, you must maintain a minimum account value of $1,000 in the fund distributing the dividends. The funds will reinvest dividend checks (and future dividends) in shares of that same fund and class if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the same fund unless you request that such policy not be applied to your account.

Distributions are generally taxable, whether received in cash or reinvested.

Taxes

Dividends representing net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to individual shareholders as long-term capital gains, regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable to you as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January are taxable to you as if paid on December 31 of the calendar year in which they were declared.

A sale or exchange of your shares is a taxable event and may result in a capital gain or loss which may be long-term or short-term, generally depending on how long you owned the shares. Shareholders of a fund may be subject to state, local and foreign taxes on fund distributions and dispositions of fund shares. You should consult your tax advisor regarding the particular tax consequences of an investment in a fund.

A dividend received by you shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend and, although in effect a return of capital, is taxable to you.

Each fund sends you detailed tax information about the amount and type of its distributions by January 31 of the following year.

Each fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Any such withheld amounts may be credited against your U.S. federal income tax liability.

Transaction information

Share price

Scudder Fund Accounting Corporation determines the net asset value per share of the funds as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. eastern time, on each day the New York Stock Exchange is open for trading.

Net asset value per share is calculated by dividing the value of total fund assets, less all liabilities, by the total number of shares outstanding. Market prices are used to determine the value of the funds' assets. If market prices are not readily available for a security or if a security's price is not considered to be market indicative, that security may be valued by another method that the Board or its delegate believes accurately reflects fair value. In those circumstances where a security's price is not considered to be market indicative, the security's valuation may differ from an available market quotation.

The net asset value per share of each fund is the value of one share and is determined separately for each class by dividing the value of a fund's net assets attributable to that class, less all liabilities of that class, by the number of shares of that class outstanding. The per share net asset value of the Class B and Class C shares of a fund will generally be lower than that of the Class A shares of the fund because of the higher annual expenses borne by the Class B and Class C shares.

To the extent that the funds invest in foreign securities, these securities may be listed on foreign exchanges that trade on days when the funds do not price their shares. As a result, the net asset value per share of the funds may change at a time when shareholders are not able to purchase or redeem their shares.

Processing time

All requests to buy and sell shares that are received in good order by the funds' transfer agent by the close of regular trading on the New York Stock Exchange are executed at the net asset value per share calculated at the close of trading that day (subject to any applicable sales load or contingent deferred sales charge). Orders received by dealers or other financial services firms prior to the determination of net asset value and received by the funds' transfer agent prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

Payment for shares you sell will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request. If you have share certificates, these must accompany your order in proper form for transfer. When you place an order to sell shares for which the fund may not yet have received good payment (i.e., purchases by check, EXPRESS-Transfer or Bank Direct Deposit), the fund may delay transmittal of the proceeds until it has determined that collected funds have been received for the purchase of such shares. This may be up to 10 days from receipt by a fund of the purchase amount. The redemption of shares within certain time periods may be subject to contingent deferred sales charges, as noted above.

Signature guarantees

A signature guarantee is required unless you sell $50,000 or less worth of shares or when the proceeds are to be payable to or sent to someone other than the shareholder of record at the address of record. You can obtain a guarantee from most brokerage houses and financial institutions, although not from a notary public. The funds will normally send you the proceeds within one business day following your request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The funds and their transfer agent each reserves the right to reject purchases of fund shares (including exchanges) for any reason, including when there is evidence of a pattern of frequent purchases and sales made in response to short-term fluctuations in a fund's share price. Each fund reserve the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders. Also, from time to time, each fund may temporarily suspend the offering of its shares or a class of its shares to new investors. During the period of such suspension, persons who are already shareholders normally are permitted to continue to purchase additional shares and to have dividends reinvested.

Minimum balances

The minimum initial investment for each fund is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account is $250 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion.

Because of the high cost of maintaining small accounts, the funds may assess a quarterly fee of $9 on an account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent.

Third party transactions

If you  buy  and  sell  shares  of a  fund  through  a  member  of the  National
Association of Securities Dealers, Inc. (other than the funds' distributor, Kemper Distributors, Inc.), that member may charge a fee for that service. This prospectus should be read in connection with such firms' material regarding their fees and services.

Redemption-in-kind

The funds reserve the right to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities ("redemptions in kind"). These securities will be chosen by the fund and valued as they are for purposes of computing the fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Additional  information  about  the  funds  may be  found  in the  Statement  of
Additional Information, the Shareholder Services Guide and in shareholder reports. Shareholder inquiries can be made by calling the toll-free telephone number listed below. The Statement of Additional Information contains more information on fund investments and operations. The Shareholder Services Guide contains more information about purchases and sales of fund shares. The semiannual and annual shareholder reports, when available, will contain a discussion of the market conditions and the investment strategies that significantly affected the funds' performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other fund documents may be obtained without charge from the following sources:

   ---------------------------------------------------------------------------
   By Phone:                             In Person:
   ---------------------------------------------------------------------------
   Call Kemper at:                       Public Reference Room
                                         Securities and Exchange Commission,
   1-800-621-1048                        Washington, D.C.
                                         (Call 1-800-SEC-0330
                                         for more information).
   ---------------------------------------------------------------------------
   By Mail:                              By Internet:
   ---------------------------------------------------------------------------
   Kemper Distributors, Inc.             http://www.sec.gov
   222 South Riverside Plaza             http://www.kemper.com
   Chicago, IL  60606-5808

   Or

   Public Reference Section, Securities
   and Exchange Commission, Washington,
   D.C. 20549-6009
   (a duplication fee is charged)
   ---------------------------------------------------------------------------


The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file number:  811-09057

Printed with SOYINK Printed on recycled paper xx-xx-xx
(codes)

                         STATEMENT OF ADDITIONAL INFORMATION
                                  September 7, 1999

                          Kemper Large Company Growth Fund
                         Kemper Disciplined 1000 Growth Fund
                         Kemper Disciplined 1000 Value Fund
                                Kemper Research Fund
                         Kemper Small Cap Value+Growth Fund

                                  each a series of
                                 Kemper Funds Trust

                 222 South Riverside Plaza, Chicago, Illinois 60606
                                   1-800-621-1048

This Statement of Additional Information is not a prospectus. It is the Statement of Additional Information for the funds listed above (the "Funds"). It should be read in conjunction with the prospectus of the Funds dated September 7, 1999. The prospectus may be obtained without charge from the Funds at the address or telephone number on this cover or from the firm from which this Statement of Additional Information was obtained.

                                  TABLE OF CONTENTS

     INVESTMENT RESTRICTIONS.................................................2
     INVESTMENT POLICIES AND TECHNIQUES......................................3
     BROKERAGE COMMISSIONS..................................................14
     INVESTMENT MANAGER AND UNDERWRITER.....................................15
     PURCHASE AND REDEMPTION OF SHARES......................................18
     ADDITIONAL TRANSACTION INFORMATION.....................................19
     DIVIDENDS AND TAXES....................................................21
     NET ASSET VALUE........................................................26
     PERFORMANCE............................................................27
     OFFICERS AND TRUSTEES..................................................29
     SHAREHOLDER RIGHTS.....................................................31
     Scudder Kemper Investments, Inc. acts as the Funds' investment manager.


THESE FUNDS ARE AVAILABLE ONLY TO SCUDDER KEMPER INVESTMENTS, INC. EMPLOYEES IN THE FOLLOWING STATES: CALIFORNIA, CONNECTICUT, FLORIDA, ILLINOIS, KANSAS, MASSACHUSETTS, MISSOURI, NEW HAMPSHIRE, NEW JERSEY AND NEW YORK.







KFIF-13 12/97                                          printed on recycled paper

INVESTMENT RESTRICTIONS

Each Fund has adopted certain fundamental investment restrictions which cannot be changed without approval of a majority of the Fund's outstanding voting shares. As defined in the Investment Company Act of 1940 (the "1940 Act"), this means the lesser of the vote of (a) 67% of the shares of a Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.

Except as otherwise indicated, each Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the particular Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that each Fund's objective will be met.

As a matter of fundamental policy, each Fund has elected to be classified as a diversified series of a registered open-end management investment company.

Each Fund may not, as a fundamental policy:

         (a) borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction from time to time;

         (b) issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (c)      purchase  physical   commodities  or  contracts   relating  to
                  physical commodities;

         (d) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (e) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

         (f) make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

         (g) concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

The Board of Trustees has voluntarily adopted certain policies and restrictions which are observed in the conduct of the Funds' affairs. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.

As a matter of non-fundamental policy, each Fund may not:

         (1) invest more than 15% of the value of its net assets in illiquid securities.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

INVESTMENT POLICIES AND TECHNIQUES

These Funds are available only to Scudder Kemper Investments, Inc. employees in the following states: California, Connecticut, Florida, Illinois, Kansas,
Massachusetts, Missouri, New Hampshire, New Jersey and New York. It is contemplated that, in the future, a Fund's shares may be sold to the public, in which case the inflow of additional capital may make it more difficult for the Fund's management to implement the Fund's investment strategies and for the fund to maintain its level of performance.

General. Each Fund is a diversified series of shares of beneficial interest of Kemper Funds Trust (the "Trust"), an open-end, registered management investment company.

There is no assurance that the investment objective of any Fund will be achieved and investment in each Fund includes risks that vary in kind and degree depending upon the investment policies of that Fund. The returns and net asset value of each Fund will fluctuate.

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Fund may engage (such as hedging, etc.) or a financial instrument which a Fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Adviser"), in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. The Adviser may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Fund but, to the extent employed, could from time to time have a material impact on the Fund's performance.

Common Stocks. Under normal circumstances, each Fund invests primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, each Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic and financial market movements. Despite the risk of price volatility, however, common stocks have traditionally offered a greater potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Warrants. Each Fund may invest in warrants up to 5% of the value of its total assets. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by a Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Convertible Securities. Each of the Funds may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

The convertible securities in which a Fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Repurchase Agreements. Each of the Funds may enter into repurchase agreements with member banks of the Federal Reserve System, any foreign bank, if the repurchase agreement is fully secured by government securities of the particular foreign jurisdiction, or with any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the relevant Fund may purchase, or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P.

A repurchase agreement provides a means for a Fund to earn income on assets for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Custodian or in the Federal Reserve Book Entry system.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a Fund may incur a loss if the proceeds to a Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Foreign Securities. Each of the Funds may invest in foreign securities. The Adviser believes that diversification of assets on an international basis may decrease the degree to which events in any one country, including the U.S., will affect an investor's entire investment holdings. In certain periods since World War II, many leading foreign economies and foreign stock market indices have grown more rapidly than the U.S. economy and leading U.S. stock market indices, although there can be no assurance that this will be true in the future. Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect a Fund's performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of price can be greater than in the U.S. Fixed commissions on some foreign securities exchanges and bid to asked spreads in foreign bond markets are generally higher than commissions or bid to asked spreads on U.S. markets, although a Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less governmental supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the U.S. It may be more difficult for a Fund's agents to keep currently informed about corporate actions in foreign countries which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of a Fund seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.

The introduction of a new European currency, the Euro, may result in uncertainties for European securities and the operation of the portfolios. The Euro was introduced on January 1, 1999 by eleven members countries of the European Economic and Monetary Union (EMU). The introduction of the Euro requires the redenomination of European debt and equity securities over a period of time, which may result in various accounting differences and/or tax treatments which would not otherwise occur. Additional questions are raised by the fact that certain other European Community members, including the United Kingdom, did not officially implement the Euro on January 1, 1999.

Foreign Currencies. Because investments in foreign securities usually will involve currencies of foreign countries, and because the Funds may hold foreign currencies and forward contracts, futures contracts and options on foreign currencies and foreign currency futures contracts, the value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into options or forward or futures contracts to purchase or sell foreign currencies.

Borrowing. As a matter of fundamental policy, the Funds will not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Funds do not currently intend to borrow for investment leveraging purposes, if such a strategy were implemented in the future it would increase a Fund's volatility and the risk of loss in a declining market. Borrowing by the Funds will involve special risk considerations. Although the principal of a Fund's borrowing will be fixed, a Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Reverse Repurchase Agreements. Each Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which the Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. Each Fund maintains a segregated account in connection with outstanding reverse repurchase agreements. A Fund will enter into reverse repurchase agreements only when the Adviser believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction.

Lending of Portfolio Securities. Each Fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers, and are required to be secured continuously by collateral in cash, U.S. Government securities and high grade debt obligations, maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. A Fund has the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, a Fund continues to receive the equivalent of any distributions paid by the issuer on the securities loaned and also receives compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans may be made only to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Indexed Securities. The Funds may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

Indexed securities differ from other types of debt securities in which a Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying the indexed securities.

Real Estate Investment Trusts ("REITs"). Each of the Funds may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject a Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of a Fund's, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Illiquid Securities. Each Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale. The absence of a trading market can make it difficult to ascertain a market value for these investments. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a Fund. It is each Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. A security is deemed illiquid if so determined pursuant to procedures adopted by the Board of Trustees.

Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the 1933 Act. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, a Fund may be required to bear all or part of the registration expenses. A Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors the Adviser may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

Strategic Transactions and Derivatives. Each of the Funds may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of fixed-income securities in a Fund's portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors.

In the course of pursuing these investment strategies, a Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures and various other currency transactions (collectively, all the above are called "Strategic
Transactions"). In addition, Strategic Transactions may also include new techniques, investments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in a Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a Fund's assets will be committed to Strategic Transactions entered into for this purpose. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter the fundamental investment purposes and characteristics of a Fund and each Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of the Fund.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized to create leveraged exposure in the Fund.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving a Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. A Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options;
(ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange;
(v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC  options  are  purchased  from  or  sold to  securities  dealers,  financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a Fund to require the Counterparty to sell the option back to a Fund at a formula price within seven days. A Fund expects generally to enter into OTC options that have cash settlement provisions, although not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. A Fund will engage in OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to a Fund's limitation on investing no more than 10% of its assets in illiquid securities.

If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Fund's income. The sale of put options can also provide income.

A Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by a Fund must be "covered" (i.e., a Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes a Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a Fund to hold a security or instrument which it might otherwise have sold.

A Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. A Fund will not sell put options if, as a result, more than 50% of a Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Each of the Funds may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

A Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio management and return enhancement purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

A Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of a Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Each of the Funds also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Standard & Poor's Depositary Receipts ("SPDRs"). Each of the Funds may also invest in SPDRs. SPDRs typically trade like a share of common stock and provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Index. There can be no assurance that this can be accomplished as it may not be possible for the trust to replicate and maintain exactly the composition and relative weightings of the S&P 500 Index securities. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. SPDRs are also subject to risks other than those associated with an investment in a broadly based portfolio of common stocks in that the selection of the stocks included in the trust may affect trading in SPDRs, as compared with trading in a broadly based portfolio of common stocks.

Currency Transactions. Each of the Funds may engage in currency transactions with Counterparties in order to hedge or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.

A Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

A Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a Fund has or in which a Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of a Fund's securities denominated in linked currencies. For example, if the Adviser considers that the Austrian schilling is linked to the German deutschemark (the "D-mark"), a Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a contract to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, a Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a

Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. Each of the Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Funds may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. The Funds will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

A Fund will  usually  enter  into swaps on a net basis,  i.e.,  the two  payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as a Fund will segregate assets (or enter into any offsetting position) to cover obligations under swaps, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from another NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. Each of the Funds may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that a Fund segregate liquid assets with its custodian to the extent a Fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require a Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require a Fund to own portfolio securities which correlate with the index or to segregate liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires a Fund to segregate liquid assets equal to the exercise price.

Except when a Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates a Fund to buy or sell currency will generally require a Fund to hold an amount of that currency or liquid securities denominated in that currency equal to a Fund's obligations or to segregate liquid assets equal to the amount of a Fund's obligation.

OTC options entered into by a Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when a Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, a Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and, in connection with such options, a Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, a Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Fund's net obligation, if any.

Strategic  Transactions  may be covered  by other  means  when  consistent  with applicable regulatory policies. A Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by a Fund. Moreover, instead of segregating assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

Small Company Risk. Each fund, particularly Kemper Small Cap Value+Growth Fund, may purchase the securities of small companies. The Adviser believes that small companies often have sales and earnings growth rates which exceed those of larger companies, and that such growth rates may in turn be reflected in more rapid share price appreciation over time. However, investing in smaller company stocks involves greater risk than is customarily associated with investing in larger, more established companies. For example, smaller companies can have limited product lines, markets, or financial and managerial resources. Smaller companies may also be dependent on one or a few key persons, and may be more susceptible to losses and risks of bankruptcy. Also, the securities of the smaller companies in which certain Funds may invest, may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time). Transaction costs in smaller company stocks may be higher than those of larger companies.

Temporary Defensive Positions. From time to time, a fund may invest a portion of its assets in cash and cash equivalents for temporary defensive or emergency purposes. Defensive investments should serve to lessen volatility in an adverse stock market, although they also generate lower returns than stocks in most markets. Because this defensive policy differs from the fund's investment objective, a fund may not achieve its goals during a defensive period.

Master/Feeder Fund Structure. The Board of Trustees may determine, without further shareholder approval, in the future that the objective of a Fund would be achieved more effectively by investing in a master fund in a master/feeder fund structure. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds in the master fund in an effort to achieve possible economies of scale and efficiencies in portfolio management, while preserving separate identities, management or distribution channels at the feeder fund level. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and the realization of taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and the realization of taxable gain or loss.

BROKERAGE COMMISSIONS

         Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

         The Funds' purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply brokerage and research services to the Adviser or a Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions, if applicable, for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Adviser has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Adviser or a Fund in exchange for the direction by the Adviser of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Adviser may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker/dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Funds with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Funds for this service.

         Although certain research services from broker/dealers may be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than a Fund, and not all such information is used by the Adviser in connection with a Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Fund.

         The Trustees review, from time to time, whether the recapture for the benefit of the Funds of some portion of the brokerage commissions or similar fees paid by the Funds on portfolio transactions is legally permissible and advisable.

INVESTMENT MANAGER AND UNDERWRITER

INVESTMENT MANAGER. Scudder Kemper Investments, Inc. ("Scudder Kemper"), 345 Park Avenue, New York, New York, is each Fund's investment manager. Scudder Kemper is approximately 70% owned by Zurich Financial Services, Inc. a newly formed global insurance and financial services company. The balance of the Adviser is owned by its officers and employees. Pursuant to investment management agreements, Scudder Kemper acts as each Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of a Fund if elected to such positions. Each investment management agreement provides that each Fund pays the charges and expenses of its operations, including the fees and expenses of the trustees (except those who are affiliated with officers or employees of Scudder Kemper), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value and maintaining all accounting records related thereto, taxes and membership dues. Each Fund bears the expenses of registration of its shares with the Securities and Exchange Commission, while Kemper Distributors, Inc., as principal underwriter, pays the cost of qualifying and maintaining the qualification of each Fund's shares for sale under the securities laws of the various states.

The investment management agreements provide that Scudder Kemper shall not be liable for any error of judgment or of law, or for any loss suffered by a Fund in connection with the matters to which the agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Scudder Kemper in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under each agreement.

Each Fund's investment management agreement continues in effect from year to year so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and (b) by the shareholders or the Board of Trustees of the Fund. Each Fund's investment management agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment. If additional Funds become subject to an investment management agreement, the provisions concerning continuation, amendment and termination shall be on a Fund by Fund basis. Additional Funds may be subject to a different agreement.

In certain cases the investments for the Funds are managed by the same individuals who manage one or more other mutual funds advised by the Adviser that have similar names, objectives and investment styles as a Fund. You should be aware that the Funds are likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Funds can be expected to vary from those of the other mutual funds.

At December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder") and Zurich Insurance Company ("Zurich") formed a new global organization by combining Scudder with Zurich Kemper Investments, Inc., a former subsidiary of Zurich, and Scudder changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owned approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.

On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services, Inc. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services, Inc., with the balance initially owned by former B.A.T shareholders.

Kemper Research Fund and Kemper Large Company Growth Fund each pays the Adviser an annual fee as a percentage of the fund's average daily net assets for providing investment management services, as described in the following table:

                Applicable Assets ($)                         Annual Fee Rate
                ---------------------                         ---------------
                0 - 250,000,000                                    0.70%
                250,000,000 - 1,000,000,000                        0.67%
                1,000,000,000 - 2,500,000,000                      0.65%
                More than 2,500,000,000                            0.63%

Kemper Small Cap Value+Growth Fund pays the Adviser an annual fee as a percentage of the fund's average daily net assets for providing investment management services, as described in the following table:

                Applicable Assets ($)                         Annual Fee Rate
                ---------------------                         ---------------
                0 - 250,000,000                                    0.75%
                250,000,000 - 1,000,000,000                        0.72%
                1,000,000,000 - 2,500,000,000                      0.70%
                More than 2,500,000,000                            0.68%



[Tables for Disciplined 1000 Growth and Disciplined 1000 Value to be included]



FUND ACCOUNTING AGENT. Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of Scudder Kemper, is responsible for determining the daily net asset value per share of the Funds and maintaining all accounting records related thereto. Currently, SFAC receives an annual fee of 2.50% of 1% of average daily net assets for the first $150 million of fund net assets, 0.75 of 1% of average daily net assets for the next $850 million of fund net assets, and 0.45 of 1% of average daily net assets for the excess over $1 billion of fund net assets for its services to the Funds.

PRINCIPAL UNDERWRITER. Pursuant to separate underwriting and distribution services agreements ("distribution agreements"), Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois, a wholly owned subsidiary of Scudder Kemper, is the principal underwriter and distributor for the shares of each Fund and acts as agent of each Fund in the continuous offering of its shares. KDI bears all of its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. Each Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs.

Each distribution agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Fund, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement. The agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by a Fund or by KDI upon 60 days' notice. Termination by a Fund with respect to a class may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the class of the Fund, as defined under the 1940 Act. The agreement may not be amended for a class to increase the fee to be paid by a Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement. The provisions concerning the continuation, amendment and termination of the distribution agreement are on a Fund by Fund basis and for each Fund on a class by class basis.

RULE 12B-1 PLANS. The Trust has adopted on behalf of the Funds, in accordance with Rule 12b-1 under the 1940 Act, separate Rule 12b-1 distribution plans pertaining to each Fund's Class B and Class C shares (each a "Plan"). Under each Plan, the Fund pays KDI a distribution fee, payable monthly, at the annual rate of 0.75% of the average daily net assets attributable to its Class B or Class C shares. Under each Plan, KDI may compensate various financial services firms ("Firms") for sales of Fund shares and may pay other commissions, fees and concessions to such Firms. The distribution fee compensates KDI for expenses incurred in connection with activities primarily intended to result in the sale of a Fund's Class B or Class C shares, including the printing of prospectuses and reports for persons other than existing shareholders and the preparation, printing and distribution of sales literature and advertising materials.

Among other things, each Plan provides that KDI will prepare reports for the Board on a quarterly basis for each class showing amounts paid to the various Firms and such other information as the Board may reasonably request. Each Plan will continue in effect indefinitely, provided that such continuance is approved at least annually by vote of a majority of the Board of Trustees, and a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds and who have no direct or indirect financial interest in the operation of the Plan ("Qualified Board Members"), cast at an in-person meeting called for such purpose, or by vote of at least a majority of the outstanding voting securities of the applicable class. Any material amendment to a Plan must be approved by vote of a majority of the Board of Trustees, and of the Qualified Board Members. An amendment to a Plan to increase materially the amount to be paid to KDI by a Fund for distribution services with respect to the applicable class must be approved by a majority of the outstanding voting securities of that class. While each Plan is in effect, the selection and nomination of Trustees who are not "interested persons" of the Trust shall be committed to the discretion of the Trustees who are not themselves "interested persons" of the Trust. If a Plan is terminated (or not renewed) with respect to either class, the Plan with respect to the other class may continue in effect unless it also has been terminated (or not renewed).

ADMINISTRATIVE SERVICES. Administrative services are provided to each Fund under an administrative services agreement ("administrative agreement") with KDI. KDI bears all of its expenses of providing services pursuant to the administrative agreement between KDI and each Fund, including the payment of service fees. Each Fund pays KDI an administrative services fee, payable monthly, at an annual rate of up to 0.25% of average daily net assets of Class A, B and C shares of each Fund.

KDI has entered into related arrangements with various broker-dealer firms and other service or administrative firms ("firms"), that provide services and facilities for their customers or clients who are shareholders of a Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund, assisting clients in changing dividend and investment options, account designations and addresses and providing such other services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. For

Class A shares, KDI pays each firm a service fee, normally payable quarterly, at an annual rate of up to 0.25% of the net assets in Fund accounts that it maintains and services attributable to Class A shares commencing with the month after investment. With respect to Class B and Class C shares, KDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms a service fee at an annual rate of up to 0.25% (calculated monthly and normally paid quarterly) of the net assets attributable to Class B and Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or the Fund. Firms to which service fees may be paid include broker-dealers affiliated with KDI.

KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for a Fund. Currently, the administrative services fee payable to KDI is based only upon Fund assets in accounts for which there is a firm listed on the Fund's records and it is intended that KDI will pay all the administrative services fee that it receives from a Fund to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of a Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which there is a firm of record. The Board of Trustees of the Trust, in its discretion, may, with respect to a Fund, approve basing the fee to KDI on all Fund assets in the future.

Certain trustees or officers of the Trust are also directors or officers of Scudder Kemper or KDI, as indicated under "Officers and Trustees."

CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA, as custodian, has custody of all securities and cash of each Fund maintained in the United States. It attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by each Fund. Kemper Service Company ("KSvC"), 811 Main Street, Kansas City, MO, an affiliate of Scudder Kemper, serves as transfer agent and dividend-paying agent and "Shareholder Service Agent" of each Fund. KSvC receives as transfer agent annual account fees of $10 per account ($18 for retirement accounts) plus account set up, transaction, maintenance charges, and annual fees associated with the contingent deferred sales charges and an asset-based fee of 0.08% plus out-of-pocket expense reimbursement. KSvC's fee is reduced by certain earnings credits in favor of each Fund.

INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. The Funds' independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Funds' annual financial statements, review certain regulatory reports and the Funds' federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

LEGAL COUNSEL. Dechert Price & Rhoads serves as legal counsel to the Funds.

PURCHASE AND REDEMPTION OF SHARES

As described in the Funds' prospectus, shares of a Fund are sold at their public offering price, which is the net asset value per share of the Fund next determined after an order is received in proper form plus, with respect to Class A shares, an initial sales charge. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Upon receipt by the Shareholder Service Agent of a request for redemption, shares of a Fund will be redeemed by the Fund at the applicable net asset value per share of such Fund as described in the Funds' prospectus.

Scheduled variations in or the elimination of the initial sales charge for purchases of Class A shares or the contingent deferred sales charge for redemptions of Class B or Class C shares, by certain classes of persons or through certain types of transactions as described in the prospectus, are provided because of anticipated economies in sales and sales related efforts.

A Fund may suspend the right of redemption or delay payment more than seven days
(a) during any period when the New York Stock Exchange, Inc. (the "Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of a Fund's shareholders.

The conversion of Class B shares to Class A shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to each Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B shares and not Class A shares does not result in the Fund's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of Class B shares to Class A shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B shares to Class A shares may be suspended if such assurance is not available. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described in the prospectus.

ADDITIONAL TRANSACTION INFORMATION

Initial Sales Charge Alternative--Class A Shares. The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.

                                                                                    Sales Charge
                                                                                    ------------
                                                                                                           Allowed
                                                                                                         to Dealers
                                                                As a                    As a                as a
                                                             Percentage              Percentage         Percentage of
                                                                 of                    of Net             Offering
             Amount of Purchase                            Offering Price           Asset Value*            Price
             ------------------                            --------------           ------------            -----

Less than $50,000                                              5.75%                     6.10%               5.20%
$50,000 but less than $100,000                                 4.50                      4.71                4.00
$100,000 but less than $250,000                                3.50                      3.63                3.00
$250,000 but less than $500,000                                2.60                      2.67                2.25
$500,000 but less than $1 million                              2.00                      2.04                1.75
$1 million and over                                            0.00**                    0.00**            ***

  *      Rounded to the nearest one-hundredth percent.
 **      Redemption  of shares may be subject to a contingent  deferred  sales charge as discussed below.
***      Commission is payable by KDI as discussed below.

Each Fund receives the entire net asset value of all of its Class A shares sold. KDI, the Funds' principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, KDI may reallow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the 1933 Act.

Class A shares of each Fund can be purchased at net asset value. (See the Funds' prospectus for details)

KDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of a Fund at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $5 million, 0.50% on the next $45 million and 0.25% on amounts over $50 million. The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer sponsored employee benefit plans using the subaccount recordkeeping system made available through KSvC. For purposes of determining the appropriate commission percentage to be applied to a particular sale, KDI will consider the cumulative amount invested by the purchaser in a Fund and other Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above. The privilege of purchasing Class A shares of a Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege also applies.

Deferred Sales Charge Alternative--Class B Shares. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares."

KDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. KDI is compensated by each Fund for services as distributor and principal underwriter for Class B shares. See "Investment Manager and Underwriter."

Purchase of Class C Shares. The public offering price of the Class C shares of a Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon the redemption of Class C shares if they are redeemed within one year of purchase. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class C Shares." KDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. KDI is compensated by each Fund for services as distributor and principal underwriter for Class C shares. See "Investment Manager and Underwriter."

General. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of a Fund for their clients, and KDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. KDI does not believe that termination of a relationship with a bank would result in any material adverse consequences to a Fund.

KDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of the Fund sold under the following conditions: (i) the purchased shares are held in a Kemper IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by KSvC,
(iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by KDI in acknowledgment of their dedication to the employee benefit plan area; and (iv) the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Funds. Non cash compensation includes luxury merchandise and trips to luxury resorts. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Funds, or other funds underwritten by KDI.

Orders for the purchase of shares of a Fund will be confirmed at a price based on the net asset value of that Fund next determined after receipt by KDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). The Funds reserve the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Funds' shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold the Funds' shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Funds' transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Funds through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of KDI, may receive compensation from the Funds through the Shareholder Service Agent for these services. This Statement of Additional Information should be read in connection with such firms' material regarding their fees and services.

The Funds reserve the right to withdraw all or any part of the offering made pursuant to the prospectus and to reject purchase orders. Also, from time to time, each Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Shareholders should direct their inquiries to Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received the prospectus.

DIVIDENDS AND TAXES

Dividends. Each Fund normally distributes annual dividends of net investment income as follows. Each Fund distributes any net realized short-term and long-term capital gains at least annually.

A Fund may at any time vary its foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as the Board of Trustees of the Fund determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, a Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code (the "Code"). Dividends will be reinvested in shares of the Fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Kemper Funds as described in the prospectus.

The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same portion for each class.

Taxes. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code or a predecessor statute and has qualified as such from inception. Each Fund intends to qualify for such treatement. Such qualification does not involve governmental supervision of management or investment practices or policies.

A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain in excess of net long-term capital loss) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

Investment company taxable income generally is made up of dividends, interest, and net short-term capital gains in excess of net long-term capital losses, less expenses. Net capital gains (the excess of net long-term capital gain over net short-term capital loss) are computed by taking into account any capital loss carryforward of the Fund. Presently, the Fund has no capital loss carryforward.

Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions at least equal to the sum of 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses as prescribed in the Code) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

Distributions of investment company taxable income are taxable to shareholders as ordinary income.

Dividends from domestic corporations are expected to comprise a substantial part of each Fund's gross income. To the extent that such dividends constitute a portion of a Fund's gross income, a portion of the income distributions of the Fund may be eligible for the dividends received deduction for corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under the federal income tax law and is eliminated if either those share or the shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90 day period beginning 45 days before the shares become ex-dividend.

Properly designated distributions of net capital gains are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as long-term capital gain distributions during such six-month period.

If any net capital gains are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a relative share of the federal income taxes paid by the Fund on such gains as a credit against personal federal income tax liabilities, and will be entitled to increase the adjusted tax basis on Fund shares by the difference between such reported gains and the individual tax credit. However, retention of such gains by the Fund may cause the Fund to be liable for an excise tax on all or a portion of those gains.

Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of investment company taxable income and net realized capital gains, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Redemptions of shares, including exchanges for shares of another Kemper Mutual fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

An individual may make a deductible IRA contribution for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,250 to IRAs for an individual and his or her nonearning spouse) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, contributions may be made to a spousal IRA even if the spouse has earnings in a given year, if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

Distributions by a Fund result in a reduction in the net asset value of that Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

If a Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

Each Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares. Any mark-to-market losses and any loss from an actual disposition of shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax when distributed to shareholders as a dividend. Alternatively, the Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by a Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by the Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of the exercise of a put option, on the Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio.

If a Fund writes a covered call option on portfolio stock, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If the option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

Positions of a Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by a Fund.

Many or all futures and forward contracts entered into by a Fund and many or all listed nonequity options written or purchased by a Fund (including options on debt securities, options on futures contracts, options on foreign currencies and options on securities indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last day of the Funds' fiscal year (as well as on October 31 for purposes of the 4% excise tax), all outstanding Section 1256 positions will be marked to market (i.e. treated as if such positions were sold at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options, and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio.

Positions  of the Fund which  consist of at least one  position  not governed by
Section 1256 and at least one futures or forward contract or nonequity option or other position governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position may be treated as a "mixed straddle." Mixed straddles are subject to the straddle rules of Section 1092 of the Code and may result in the deferral of losses if the non-Section 1256 position is in an unrealized gain at the end of a reporting period.

Notwithstanding any of the foregoing, recent tax law changes may require a Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to a Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount imputed income will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the Fund's level.

Upon the sale or other disposition of shares of a Fund, a shareholder may realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

A shareholder who has redeemed shares of a Fund or other Kemper Mutual Fund listed in the prospectus under "Special Features--Class A Shares--Combined Purchases" (other than shares of Kemper Cash Reserves Fund not acquired by exchange from another Kemper Mutual Fund) may reinvest the amount redeemed at net asset value at the time of the reinvestment in shares of any Fund or in shares of a Kemper Mutual Fund within six months of the redemption as described in the prospectus under "Redemption or Repurchase of Shares--Reinvestment Privilege." If redeemed shares were purchased after October 3, 1989 and were held less than 91 days, then the lesser of (a) the sales charge waived on the reinvested shares, or (b) the sales charge incurred on the redeemed shares, is included in the basis of the reinvested shares and is not included in the basis of the redeemed shares. If a shareholder realized a loss on the redemption or exchange of a Fund's shares and reinvests in shares of the same Fund 30 days before or after the redemption or exchange, the transactions may be subject to the wash sale rules resulting in a postponement of the recognition of such loss for federal income tax purposes. An exchange of a Fund's shares for shares of another fund is treated as a redemption and reinvestment for federal income tax purposes upon which gain or loss may be recognized.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Income received by a Fund from sources within a foreign country may be subject to foreign and other withholding taxes imposed by that country.

Each Fund will be required to report to the IRS all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of nonexempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld.

Shareholders may be subject to state and local taxes on distributions received from a Fund and on redemptions of the Fund's shares. Each distribution is accompanied by a brief explanation of the form and character of the distribution. By January 31 of each year each Fund issues to each shareholder a statement of the federal income tax status of all distributions.

The Trust is organized as a Massachusetts business trust. Neither the Trust nor any Fund is expected to be liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that each Fund qualifies as a regulated investment company under the Code.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

NET ASSET VALUE

The net asset value per share of a Fund is the value of one share and is determined separately for each class by dividing the value of a Fund's net assets attributable to the class by the number of shares of that class outstanding. The per share net asset value of each of Class B and Class C shares of the Fund will generally be lower than that of the Class A shares of a Fund because of the higher expenses borne by the Class B and Class C shares. The net asset value of shares of a Fund is computed as of the close of regular trading (the "value time") on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Portfolio securities for which market quotations are readily available are generally valued at market value as of the value time in the manner described below. All other securities may be valued at fair value as determined in good faith by or under the direction of the Board.

With respect to the Funds with securities listed primarily on foreign exchanges, such securities may trade on days when the Fund's net asset value is not computed; and therefore, the net asset value of a Fund may be significantly affected on days when the investor has no access to the Fund.

An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on The Nasdaq Stock Market, Inc. ("Nasdaq") is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on Nasdaq, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

Debt securities are valued at prices supplied by a pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments purchased with an original maturity of sixty days or less, maturing at par, shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the investment manager of the particular fund may calculate the price of that debt security, subject to limitations established by the Board.

An exchange-traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate on the valuation date.

If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

If, in the opinion of the Valuation Committee of the Board of Trustees, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by a Fund is determined in a manner which, in the discretion of the Valuation Committee, most fairly reflects market value of the property on the valuation date.

Following the valuations of securities or other portfolios assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

PERFORMANCE

The Funds may advertise several types of performance information for a class of shares, including "average annual total return" and "total return." Performance information will be computed separately for Class A, Class B and Class C shares of a Fund. Each of these figures is based upon historical results and is not representative of the future performance of any class of the Funds.

Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in a Fund's portfolio for the period referenced, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in a Fund during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Fund for performance purposes). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

Each Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The average annual total return for a Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period, adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "redeemable value" of that investment at the end of the period. The redeemable value in the case of Class B or Class C shares includes the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total return may also be calculated without deducting the maximum sales charge.

Calculation of a Fund's total return is not subject to a standardized formula, except when calculated for purposes of the Fund's "Financial Highlights" table in the Fund's financial statements and prospectus. Total return performance for a specific period is calculated by first taking an investment (assumed below to be $10,000) ("initial investment") in a Fund's shares on the first day of the period, either adjusting or not adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The ending value in the case of Class B and Class C shares may or may not include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total return calculations that do not include the effect of the sales charge for Class A shares or the contingent deferred sales charge for Class B and Class C shares would be reduced if such charge were included.

A Fund's performance figures are based upon historical results and are not representative of future performance. Each Fund's Class A shares are sold at net asset value plus a maximum sales charge of 5.75% of the offering price. While the maximum sales charge is normally reflected in the Fund's Class A performance figures, certain total return calculations may not include such charge and those results would be reduced if it were included. Class B shares and Class C shares are sold at net asset value. Redemptions of Class B shares within the first six years after purchase may be subject to a contingent deferred sales charge that ranges from 4% during the first year to 0% after six years. Redemption of Class C shares within the first year after purchase may be subject to a 1% contingent deferred sales charge. Average annual total return figures do, and total return figures may, include the effect of the contingent deferred sales charge for the Class B shares and Class C shares that may be imposed at the end of the period in question. Performance figures for the Class B shares and Class C shares not including the effect of the applicable contingent deferred sales charge would be reduced if it were included. Returns and net asset value will fluctuate. Factors affecting each Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section. Shares of each Fund are redeemable at the then current net asset value, which may be more or less than original cost.

A Fund's performance may be compared to that of the Consumer Price Index or various unmanaged equity indexes including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Russell 1000(R) Index, the Russell 1000(R) Growth Index, the Wilshire Large Company Growth Index, the Wilshire 750 Mid Cap Company Growth Index, the Standard & Poor's/Barra Value Index, the Standard & Poor's/Barra Growth Index, the Russell 1000(R) Value Index, the Russell 2000(R) Index, the Russell 2000(R) Value Index, and the Russell 2000(R) Growth Index. The performance of a Fund may also be compared to the performance of other mutual funds or mutual fund indexes with similar objectives and policies as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.

Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative. Also, investors may want to compare the historical returns of various investments, performance indexes of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit, money market funds and U.S. Treasury obligations. Bank product performance may be based upon, among other things, the BANK RATE MONITOR National Index(TM) or various certificate of deposit indexes. Money market fund performance may be based upon, among other things, the IBC/Donoghue's Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Performance of U.S. Treasury obligations may be based upon, among other things, various U.S. Treasury bill indexes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured.

A Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. A Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund. The relative performance of growth stocks versus value stocks may also be discussed.

Each Fund's returns and net asset value will fluctuate. Shares of a Fund are redeemable by an investor at the then current net asset value, which may be more or less than original cost. Redemption of Class B shares and Class C shares may be subject to a contingent deferred sales charge as described above. Additional information concerning each Fund's performance appears in the Statement of Additional Information. Additional information about each Fund's performance also appears in its Annual Report to Shareholders, which is available without charge from the Fund.

Investors may want to compare the performance of a Fund to certificates of deposit issued by banks and other depository institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of deposits prior to maturity will normally be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution. Information regarding bank products may be based upon, among other things, the BANK RATE MONITOR National Index(TM) for certificates of deposit, which is an unmanaged index and is based on stated rates and the annual effective yields of certificates of deposit in the ten largest banking markets in the United States, or the CDA Investment Technologies, Inc. Certificate of Deposit Index, which is an unmanaged index based on the average monthly yields of certificates of deposit.

Investors also may want to compare the performance of a Fund to that of U.S. Treasury bills, notes or bonds. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Information regarding the performance of Treasury obligations may be based upon, among other things, the Towers Data Systems U.S. Treasury

Bill index, which is an unmanaged index based on the average monthly yield of treasury bills maturing in six months. Due to their short maturities, Treasury bills generally experience very low market value volatility.

Investors may want to compare the performance of a Fund to that of money market funds. Money market funds seek to maintain a stable net asset value and yield fluctuates. Information regarding the performance of money market funds may be based upon, among other things, IBC Financial Data Inc.'s Money Fund Report(R) (all taxable) or Money Market Insight(R). As reported by IBC, all investment results represent total return (annualized results for the period net of management fees and expenses) and one year investment results are effective annual yields assuming reinvestment of dividends.

Currently there are no performance figures available for Kemper Disciplined 1000 Growth Fund and Kemper Disciplined 1000 Value Fund as these are new funds that expect to commence operations on or about September 1, 1999.

OFFICERS AND TRUSTEES

The officers and trustees of the Funds, their birthdates, their principal occupations and their affiliations, if any, with the Adviser and KDI are listed below:

JAMES E. AKINS (10/15/26), Trustee, 2904 Garfield Terrace, N.W., Washington, D.C.; Consultant on International, Political and Economic Affairs; formerly, a career United States Foreign Service Officer, Energy Adviser for the White House; United States Ambassador to Saudi Arabia, 1973-76.

JAMES R. EDGAR (DOB) [Biography to be included]

ARTHUR R. GOTTSCHALK (2/13/25), Trustee, 10642 Brookridge Drive, Frankfort, Illinois, Retired; formerly, President, Illinois Manufacturers Association; Trustee, Illinois Masonic Medical Center; formerly, Illinois State Senator; formerly, Vice President, The Reuben H. Donnelly Corp.

FREDERICK T. KELSEY (4/25/27), Trustee, 4010 Arbor Lane, Unit 102, Northfield, Illinois; Retired; formerly, consultant to Goldman, Sachs & Co.; formerly, President, Treasurer and Trustee of Institutional Liquid Assets and its affiliated mutual funds; Trustee of Northern Institutional; formerly, Trustee of the Pilot Funds.

THOMAS W. LITTAUER (4/26/55), Trustee, Vice President and Chairman*, Two International Place, Boston, Massachusetts; Managing Director, Adviser; Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.

DANIEL  PIERCE   (3/18/34),   Trustee*,   Two   International   Place,   Boston,
Massachusetts; Managing Director, Adviser.

KATHRYN L. QUIRK (12/3/52), Trustee and Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

FRED B. RENWICK (2/1/30), Trustee, 3 Hanover Square, New York, New York; Professor of Finance, New York University, Stern School of Business; Director, TIFF Investment Program, Inc.; Director, the Wartburg Home Foundation; Chairman, Investment Committee of Morehouse College Board of Trustees; Chairman, American Bible Society Investment Committee; formerly, member of the Investment Committee of Atlanta University Board of Trustees; formerly, Director of Board of Pensions Evangelical Lutheran Church of America.

JOHN G. WEITHERS (8/8/33), Trustee, 311 Spring Lake, Hinsdale, Illinois; Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange; Director, Federal Life Insurance Company, President of the Members of the Corporation and Trustee, DePaul University; Director, Systems Imagineering, Inc.

MARK  S.  CASADY  (9/21/60),   President*,   Two  International  Place,  Boston,
Massachusetts; Managing Director, Adviser; formerly, Institutional Sales Manager of an unaffiliated mutual fund distributor.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President and Assistant Secretary, Scudder Kemper.

ANN M. McCREARY (11/6/56), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser.

JOHN  R.  HEBBLE  (6/27/58),   Treasurer*,   Two  International  Place,  Boston,
Massachusetts; Senior Vice President, Adviser.

BRENDA LYONS (2/21/63) Assistant Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser.

CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser; formerly, Associate, Dechert Price & Rhoads (law firm) 1989 to 1997.

MAUREEN  E. KANE  (2/14/62),  Assistant  Secretary*,  Two  International  Place,
Boston, Massachusetts; Vice President, Adviser; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).

VALERIE F. MALTER (7/25/58), Vice President*, 345 Park Avenue, New York, New York; Senior Vice President, Adviser.

ELIZABETH D. SMITH (10/27/46), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser.

WILLIAM F. TRUSCOTT (9/14/60), Vice President*, 345 Park Avenue, New York, New York; Senior Vice President, Adviser.

JAMES M. EYSENBACH (4/1/62), Vice President*, 101 California Street, San Francisco, California; Senior Vice President, Adviser.

*        "Interested persons" as defined in the 1940 Act.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Trust. The information in the last column is for calendar year ended December 31, 1998. The Trust has not yet adopted a Trustees compensation schedule.

                                                                                Total Compensation
                                        Aggregate Compensation                   Kemper Funds Paid
Name of Board Member                        from Each Fund                      to Board Members(2)
--------------------                        --------------                      -------------------

James E. Akins                                    $0                                     $
Arthur R. Gottschalk(1)                           $0                                     $
Frederick T. Kelsey                               $0                                     $
Fred B. Renwick                                   $0                                     $
John B. Tingleff                                  $0                                     $
John G. Weithers                                  $0                                     $

(1) Includes deferred fees and interest thereon pursuant to deferred compensation agreements with a Fund. Deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds -- Zurich Money Market Fund.
(2) Includes compensation for service on the Boards of 13 Kemper funds, with 36 fund portfolios. Each trustee currently serves as a board member of 15 Kemper Funds with 51 fund portfolios. Total compensation does not reflect amounts paid by Scudder Kemper Investments, Inc. to the board members for meetings regarding the combination of Scudder and Zurich Kemper Investments, Inc. Such amounts totaled $42,800, $40,100, $39,000, $42,900, $42,900 and $42,900 for Messrs. Akins, Gorrschalk,
         Kelsey, Renwick, Tingleff and Weithers, respectively.

The Board of Trustees is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that the Fund is managed in the best interests of its shareholders.

The Board of Trustees reviews the investment performance of the Funds and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Funds' independent public accountants and by independent legal counsel selected by the Independent Trustees.

Principal Holders of Securities

[As of July 31, 1999, the trustees and officers as a group, owned less than 1% of the then outstanding shares of each Fund and no person owned of record 5% or more of the outstanding shares of any class of any Fund. ]

SHAREHOLDER RIGHTS

Each Fund is a series of Kemper Funds Trust, a registered open-end management investment company organized as a business trust under the laws of Massachusetts on October 14, 1998.

The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "funds," all having $.01 par value, which may be divided by the Board of Trustees into classes of shares. The Board of Trustees of the Trust may authorize the issuance of additional classes and additional funds if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trust may offer multiple funds, it is known as a "series company." Shares of a fund have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such fund and are subject to any preferences, rights or privileges of any classes of shares of the Portfolio. Currently, the Trust , on behalf of each Fund, offers three classes of shares. These are Class A, Class B and Class C shares, which have different expenses, that may affect performance, and are available for purchase exclusively by the following investors: (a) tax-exempt retirement plans of the Adviser and its affiliates; and (b) the following investment advisory clients of the Adviser and its investment advisory affiliates that invest at least $1 million in a fund:
(1) unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); (2) unaffiliated banks and insurance companies purchasing for their own accounts; and (3) endowment funds of unaffiliated non-profit organizations. Shares of the Fund have equal noncumulative voting rights except that Class B and Class C shares have separate and exclusive voting rights with respect to the Funds' Rule 12b-1 Plans. Shares of each class also have equal rights with respect to dividends, assets and liquidation subject to any preferences (such as resulting from different Rule 12b-1 distribution fees), rights or privileges of any classes of shares of the Funds. Shares of the Funds are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights.

The Funds are not required to hold meetings of their shareholders and have no current intention to do so. Under the Agreement and Declaration of Trust of the Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination of the Trust or a class to the extent and as provided in the Declaration of Trust;
(d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange

Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Any matter shall be deemed to have been effectively acted upon with respect to a Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Trust's Declaration of Trust. As used in the prospectus and in this Statement of Additional Information, the term "majority", when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Funds and all additional portfolios (e.g., election of directors), means the vote of the lesser of (i) 67% of the Trust's Shares represented at a meeting if the holders of more than 50% of the outstanding Shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding Shares. The term "majority", when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or any other single portfolio (e.g., annual approval of investment management contracts), means the vote of the lesser of (i) 67% of the Shares of the portfolio represented at a meeting if the holders of more than 50% of the outstanding Shares of the portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding Shares of the portfolio.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of a Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, each Fund has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Trust's Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of a Fund could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Trust and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Trust's Declaration of Trust specifically authorizes the Board of Trustees to terminate a Fund or class by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Fund or the Fund's trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of a Fund and each Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by Scudder Kemper remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Fund itself is unable to meet its obligations.

                                                                      LONG TERM
                                                                      INVESTING
                                                                           IN A
                                                                     SHORT TERM
                                                                      WORLD(SM)

     September 7, 1999

Prospectus

Mutual funds:

o   are not FDIC-insured

o   have no bank guarantees

o   may lose value





                                              Kemper Disciplined 500 Equity Fund




                         The Securities and Exchange Commission has not approved
                                  or disapproved these securities or passed upon
                             the adequacy of this prospectus. Any representation
                                          to the contrary is a criminal offense.

 CONTENTS

ABOUT THE FUND...............................................................3
     Investment objective....................................................3
     Main investment strategies..............................................3
     Other investments.......................................................4
     Risk management strategies..............................................4
     Main risks..............................................................4
     Investment Manager......................................................7

ABOUT YOUR INVESTMENT........................................................9
     Choosing a share class..................................................9
     Special features.......................................................10
     Buying shares..........................................................12
     Selling and exchanging shares..........................................19
     Distributions and taxes................................................21
     Transaction information................................................23

ABOUT THE FUND

Investment objective

Kemper Disciplined 500 Equity Fund seeks to provide long-term growth of capital through investment in selected stocks of the S&P 500(R) Index. Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of shareholders.

Main investment strategies

The fund pursues its objective by investing at least 80% of its total assets in the stocks of companies in the S&P 500 Index, a commonly recognized unmanaged measure of 500 widely held U.S. common stocks listed on the New York Stock Exchange, Inc., American Stock Exchange and Nasdaq National Market System.

The fund's portfolio management team will use a multi-step process to select portfolio securities from its benchmark index. This process includes the following:

o Ranking - using a proprietary computer model, the stocks of companies in the S&P 500 Index are evaluated and ranked based on their growth prospects, relative valuation and price momentum.

o Selection - the 20% lowest ranking stocks in the index will generally be excluded from the portfolio.

o Portfolio Construction - the remaining stocks will be weighted to ensure portfolio diversification in an attempt to create a portfolio that is similar to the S&P 500 Index. Factors to be considered in the allocation of the remaining stocks include: level of exposure to specific industries, company specific financial data, price volatility, and market capitalization.

o Ongoing Active Management - the fund's portfolio will be rebalanced on an ongoing basis as the rankings of the stocks in the S&P 500 Index change over time.

The fund's sell criteria is based on an analysis of expected return and expected risk. Securities which fall within the lowest 20% of the fund's benchmark index will generally be sold unless the portfolio management team concludes that retaining the security is in the best interest of the fund (i.e., the security's expected return and risk characteristics warrant its inclusion).

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments

The fund may, but is not required to, invest up to 20% of its total assets in investment grade debt securities.

To a more limited extent, the fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities, or that are based on indices).

Risk management strategies

The fund manages risk by diversifying its assets widely among industries and companies, and using disciplined security selection.

The fund may, but is not required to, use certain derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

For temporary defensive purposes, the fund may invest without limit in cash and cash equivalents, U.S. Government securities, money market instruments and high quality debt securities without equity features. In such a case, the fund would not be pursuing, and may not achieve, its objective.

Main risks

The primary factor affecting the fund's performance is stock market movements and the investment strategies used by the portfolio management team.

An investment in common stock of a company represents a proportionate ownership interest in that company. Therefore, the fund participates in the success or failure of any company in which it holds stock. The fund's returns and net asset value will go up and down. Stock market movements will affect the fund's share prices on a daily basis. Declines are possible both in the overall stock market and in the types of securities held by the fund.

The portfolio management team's skill in choosing appropriate investments for the fund will determine in large part the fund's ability to achieve its investment objective. In addition, the portfolio management team's choice of market sectors or specific investments may not perform as well as expected.

While the fund invests primarily in the selected stocks of the companies that are included in its benchmark index, the fund is not an index fund, and there is no assurance that investment results of the fund will correspond to the price and yield performance of its index.

There are market and investment risks with any security and the value of an investment in the fund will fluctuate over time and it is possible to lose money invested in the fund.

Fee and Expense Information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the "Buying shares" and "Choosing a share class - Special features" sections of this prospectus.

 -------------------------------------------------------------------------------------
 Shareholder fees (Fees paid directly from your investment):
 -------------------------------------------------------------------------------------
                                                          Class A   Class B  Class C
 -------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) Imposed on Purchases (as %  5.75%    None      None
   of offering price)
 -------------------------------------------------------------------------------------
  Maximum Deferred Sales Charge (Load) (as % of           None(1)  4%(2)     1%(2)
   redemption proceeds)
  -------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Reinvested               None     None      None
   Dividends/Distibutions
 -------------------------------------------------------------------------------------
  Redemption Fee (as % of amount redeemed, if applicable) None     None      None
 -------------------------------------------------------------------------------------
  Exchange Fee                                            None     None      None
 -------------------------------------------------------------------------------------

(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.
(2) The contingent deferred sales charges on Class B shares are as follows: 4% in the first year, 3% in the second and third year, 2% in the fourth and fifth year, 1% in the sixth year and eliminated thereafter. The contingent deferred sales charge on Class C shares is 1% during the first year and eliminated thereafter.

 -------------------------------------------------------------------------------------
 Annual fund operating expenses (Expenses that are deducted from fund assets):
 -------------------------------------------------------------------------------------
                                                   Class A     Class B      Class C
 -------------------------------------------------------------------------------------
 Management Fee                                     0.__%       0.__%        0.__%
 -------------------------------------------------------------------------------------
 Distribution (12b-1) Fees                          None        0.75%        0.75%
  ------------------------------------------------------------------------------------
 Other Expenses (1)                                 ___%        ____%        ____%
 -------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses (2)           ___%         ___%        ___%
 -------------------------------------------------------------------------------------

(1) Other expenses are based on estimated amounts for the fiscal year ending August 31, 2000. Until further notice, an administrative services fee ("ASF"), which is reflected above in "Other Expenses", is currently voluntarily waived.
(2) After waiver of the ASF, total annual fund operating expenses for Class A, Class B, and Class C would be _____%, ____%, and ____%, respectively.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and that "Total Annual Fund Operating Expenses" remain the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

-------------------------------------------------------------------------------------
Fees and expenses if you sold shares     Fees and expenses if you did not sell your
after:                                   shares:

             Class A Class B   Class C             Class A    Class B   Class C
-------------------------------------------------------------------------------------
1 Year       $       $         $         1 Year    $          $         $
-------------------------------------------------------------------------------------
3 Years      $       $         $         3 Years   $          $         $
-------------------------------------------------------------------------------------

Investment Manager

The fund retains the investment management firm of Scudder Kemper Investments, Inc., 345 Park Avenue, New York, New York, to manage its daily investment and business affairs subject to the policies established by the fund's Board. Scudder Kemper Investments, Inc. actively manages your investment in the fund. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities. Scudder Kemper Investments, Inc. is one of the largest and most experienced investment management organizations worldwide, managing more than $280 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

Kemper Disciplined 500 Equity Fund pays the investment manager an annual fee as a percentage of the fund's average daily net assets for providing investment management services, as described in the following table:

  Applicable Assets ($)                        Annual Fee Rate
  ---------------------                        ---------------

  0 - __,000,000                                    0.__%
  ___,000,000 - ____,000,000                        0.__%
  _____,000,000 - _____,000,000                     0.__%
  More than ______,000,000                          0.__%

Portfolio management

The following investment professionals are associated with the funds as indicated:

Name & Title         Joined the Fund   Background
--------------------------------------------------------------------------------

Rob Tymoczko,        August 1999       Joined Scudder Kemper Investments in 1997
Lead Manager                           as a quantitative research analyst. Since
                                       1998, Mr. Tymoczko has been working as a portfolio manager for the Adviser. From
                                       1994 to 1995, Mr. Tymoczko worked as an
                                       economic consultant. From 1995 until he
                                       joined the Adviser, Mr. Tymoczko attended business school. He began his investment career in 1992.

Philip Fortuna,      August 1999       Joined Scudder Kemper Investments in 1986
Portfolio Manager                      as a manager of institutional equity
                                       accounts,   and  served  as  director  of
                                       quantitative  services  from 1987 to 1993
                                       and  director  of  investment  operations
                                       from 1993 to 1995.  From 1995 to 1997 Mr.
                                       Fortuna was  involved in global  planning
                                       and new product  development  in addition
                                       to     his      portfolio      management
                                       responsibilities.  Since 1998 Mr. Fortuna
                                       has  been   director  of  the   Adviser's
                                       quantitative  group,  responsible for the
                                       firm's  quantitative   research  and  all
                                       quantitative products.

Year 2000 Readiness

Like other mutual funds and financial and business organizations worldwide, the fund could be adversely affected if computer systems on which the fund relies, which primarily include those used by the investment manager, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the fund's business and operations. The investment manager has commenced a review of the Year 2000 Issue as it may affect the fund and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by the fund or on global markets or economies generally.

ABOUT YOUR INVESTMENT

Choosing a share class

The fund is composed of three classes of shares.  All classes of the fund have a
common  investment  objective  and  investment  portfolio.   The  fund  provides
investors with the option of purchasing shares in the following ways:

Class A Shares       Offered at net asset value plus a maximum  sales  charge of
                     5.75% of the offering price. Reduced sales charges apply to purchases of $50,000 or more. Class A shares purchased at net asset value under the Large Order NAV Purchase
                     Privilege may be subject to a 1% contingent deferred sales charge if redeemed within one year of purchase and a 0.50% contingent deferred sales charge if redeemed during the second year after purchase.

Class                B Shares  Offered at net asset  value  without an initial
                     sales charge, but subject to a 0.75% Rule 12b-1 distribution fee and a contingent deferred sales charge that declines from 4% to zero on certain redemptions made within six years of purchase. Class B shares automatically convert into Class A shares (which have lower ongoing expenses) six years after purchase.

Class                C Shares  Offered at net asset  value  without an initial
                     sales charge, but subject to a 0.75% Rule 12b-1 distribution fee and a 1% contingent deferred sales charge on redemptions made within one year of purchase. Class C shares do not convert into another class.

When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares. Each class of shares represents interests in the same portfolio of investments of the fund.

The decision as to which class to choose depends on a number of factors, including the amount and intended length of the investment. Investors that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than six years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within six years might consider Class C shares. For more information about the three sales arrangements, consult your financial representative or Kemper at the address or phone number as indicated on the back cover of this prospectus. Be aware that financial services firms may receive different compensation depending upon which class of shares they sell.

Rule 12b-1 plan

The fund has adopted a plan under Rule 12b-1 that provides for fees payable as an expense of the Class B shares and the Class C shares that are used by Kemper Distributors, Inc., as principal underwriter, to pay for distribution and other services provided to shareholders of those classes. Because 12b-1 fees are paid out of fund assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges. Long-term Class B and Class C shareholders may pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers, Inc., although Kemper Distributors, Inc. believes that it is unlikely, in the case of Class B shares, because of the automatic conversion feature of those shares.

Special features

Class A Shares -- Combined Purchases. The fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of most Kemper Funds.

Class A Shares -- Letter of Intent. The same reduced sales charges for Class A shares also apply to the aggregate amount of purchases made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by Kemper Distributors, Inc. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period.

Class A Shares -- Cumulative Discount. Class A shares of the fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of the fund being purchased, the value of all Class A shares of most Kemper Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Class A Shares -- Large Order NAV Purchase Privilege. Class A shares of the fund may also be purchased at net asset value by any purchaser provided that the amount invested in the fund and other Kemper Funds in the aggregate totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described above (the "Large Order NAV Purchase Privilege").

Exchange Privilege -- General. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of Kemper

Funds. Shares of a Kemper Fund with a value in excess of $1,000,000 (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). Shares of a Kemper Fund with a value of $1,000,000 or less (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days if, in the investment manager's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Fund and therefore may be subject to the 15-Day Hold Policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, direction or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services.

For purposes of determining any contingent deferred sales charge that may be imposed upon the redemption of the shares received on exchange, amounts exchanged retain their original cost and purchase date.

Buying shares

You may purchase shares of the fund by contacting the securities dealer or other financial services firm from whom you received this prospectus.

Class A Shares

Public           Amount of Purchase               Sales Charge     Sales Charge
Offering Price                                    as a % of        as a % of Net
Including Sales                                   Offering Price*  Asset Value**
Charge                                            ---------------  -------------

                 Less than $50,000                5.75%            6.10%
                 $50,000 but less than $100,000   4.50             4.71
                 $100,000 but less than $250,000  3.50             3.63
                 $250,000 but less than $500,000  2.60             2.67
                 $500,000   but   less   than
                 $1 million                       2.00             2.04
                 $1 million and over              0.00***          0.00***

                 *Includes front-end sales load.

                 **Rounded to the nearest one-hundredth percent.

                 ***Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

NAV               Class A shares of the fund may be purchased at net asset
Purchases         value by:

         o shareholders in connection with the investment or reinvestment of income and capital gain dividends;

         o a participant-directed qualified retirement plan or a participant-directed non-qualified deferred compensation plan or a participant-directed qualified retirement plan which is not sponsored by a K-12 school district, provided in each case that such plan has not less than 200 eligible employees;

         o any purchaser with Kemper Funds investment totals of at least $1,000,000;

         o unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors through reinvestment programs described in the prospectuses of such trusts that have such programs;

         o officers, trustees, directors, employees (including retirees) and sales representatives of the fund, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families, any trust, pension, profit-sharing or other benefit plan for such persons;

         o persons who purchase shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm;

         o registered representatives and employees of broker-dealers having selling group agreements with Kemper Distributors, Inc., or any trust,
                  pension,   profit-sharing  or  other  benefit  plan  for  such
                  persons;

         o officers, directors, and employees of service agents of the fund;

         o members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et. al., Case No. 93 C 5231 (N.D.IL);

         o selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to the fund pursuant to an agreement with Kemper Distributors, Inc., or one of its affiliates;

         o certain professionals who assist in the promotion of Kemper Funds pursuant to personal services contracts with Kemper Distributors, Inc., for themselves or members of their families;

         o in connection with the acquisition of the assets of or merger or consolidation with another investment company;

         o        shareholders  who owned  shares of Kemper Value  Series,  Inc.
                  ("KVS") on September 8, 1995, and have continuously owned shares of KVS (or a Kemper Fund acquired by exchange of KVS shares) since that date, for themselves or members of their families or any trust, pension, profit-sharing or other benefit plan for only such persons;

         o persons who purchase shares of the fund through Kemper Distributors, Inc., as part of an automated billing and wage deduction program administered by RewardsPlus of America;

         o through certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms, acting solely as agents for their clients, that adhere to certain standards established by Kemper Distributors, Inc., including a requirement that such shares be purchased for the benefit of their clients participating in an investment advisory program or agency commission program under which such clients pay a fee to the investment adviser or other firm for portfolio management or agency brokerage services.

Contingent        A  contingent  deferred  sales  charge  may  be  imposed  upon
Deferred Sales    redemption of Class A shares  purchased  under the Large Order
Charge            NAV  Purchase  Privilege  as follows:  1% if they are redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation.
                  The contingent deferred sales charge will be waived in the event of:

                  o redemptions under the fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account;

                  o redemption of shares of a shareholder (including a registered joint owner) who has died;

                  o redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration);

                  o redemptions by a participant-directed qualified retirement plan or a participant-directed non-qualified deferred compensation plan or a participant-directed qualified retirement plan which is not sponsored by a K-12 school district

                  o redemptions by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent

                  o redemptions of shares whose dealer of record at the time of the investment notifies Kemper Distributors, Inc., that the dealer waives the commission applicable to such Large Order NAV Purchase.

Rule 12b-1 Fee    None

Exchange          Class A  shares  may be  exchanged  for  each  other  at their
Privilege         relative  net asset  values.  Shares of Money Market Funds and
                  Kemper Cash Reserves Fund acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Class A shares purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of any Kemper Fund or a Money Market Fund without paying any contingent deferred sales charge. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed.

Class B Shares

Public Offering   Net asset value per share without any sales charge at the time
Price             of purchase

Contingent        A  contingent  deferred  sales  charge  may  be  imposed  upon
Deferred Sales    redemption  of Class B shares.  There is no such  charge  upon
Charge            redemption of any share appreciation or reinvested  dividends.
                  The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

                 Year of Redemption First Second Third Fourth Fifth Sixth After Purchase:
                 ---------------------------------------------------------------
                 Contingent Deferred   4%    3%      3%     2%      2%     1%
                 Sales Charge:
                 ---------------------------------------------------------------

                 The contingent deferred sales charge will be waived:

                  o for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts);

                  o for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(2)(A)(iv) prior to age 59 1/2;

                  o        for   redemptions   made  pursuant  to  a  systematic
                           withdrawal   plan;

                  o in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed;

                  o        in  the  event  of  the  death  of  the   shareholder
                           (including a registered joint owner).

                 The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent:

                  o redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege);

                  o        redemptions    in    connection    with    retirement
                           distributions (limited at any one time to 10% of the total value of plan assets invested in a fund;

                  o        redemptions   in   connection   with    distributions
                           qualifying under the hardship provisions of the Code;

                  o        redemptions    representing    returns    of   excess
                           contributions to such plans.

Rule 12b-1 Fee   0.75%

Conversion        Class B shares of a fund will automatically convert to Class A
Feature           shares of the same fund six years after  issuance on the basis of the relative net asset value per share. Shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's fund account will be converted to Class A shares on a pro rata basis.

Exchange          Class B shares  of a fund and  Class B shares  of most  Kemper
Privilege         Funds may be  exchanged  for each other at their  relative net asset values without a contingent deferred sales charge.

Class C Shares

Public  Offering  Net asset value per share without any sales charge at the time
Price             of purchase

Contingent        A contingent  deferred  sales charge of 1% may be imposed upon
Deferred Sales    redemption  of  Class C  shares  redeemed  within  one year of
Charge            purchase.  The charge will not be imposed upon  redemption  of reinvested dividends or share appreciation. The contingent deferred sales charge will be waived in the event of:

                  o redemptions by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457;

                  o redemptions by employer sponsored employee benefit plans (or their participants) using the subaccount record keeping system made available through the Shareholder Service Agent;

                  o redemption of shares of a shareholder (including a registered joint owner) who has died;

                  o redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration);

                  o redemptions under the fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account;

                  o redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Kemper Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly;

                  o redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record has waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

Rule 12b-1 Fee    0.75%

Conversion        None
Feature

Exchange          Class C shares of the fund and  Class C shares of most  Kemper
Privilege         Funds may be  exchanged  for each other at their  relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge.

Selling and exchanging shares

General

Contact your securities dealer or other financial services firm to arrange for share redemptions or exchanges.

Any shareholder may require the fund to redeem his or her shares. When shares are held for the account of a shareholder by the fund's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Mutual Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557.

An exchange of shares entails the sale of fund shares and subsequent purchase of shares of another Kemper Mutual Fund.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in December, 1997 will be eligible for the second year's charge if redeemed on or after December 1, 1998. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. Kemper Distributors, Inc., receives any contingent deferred sales charge directly.

Share certificates

When certificates for shares have been issued, they must be mailed to or deposited with Kemper Service Company, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed. The redemption request and stock power must be signed exactly as the account is registered, including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Telephone Redemptions

If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders, provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to Kemper Service Company with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact Kemper Service Company by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The fund reserves the right to terminate or modify this privilege at any time.

Repurchases

A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to Kemper Distributors, Inc., which the fund has authorized to act as its agent. There is no charge by Kemper Distributors, Inc., with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

Expedited Wire Transfer Redemptions

If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of the fund can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by Kemper Service Company prior to the determination of net asset value will result in shares being redeemed that day at the net asset value of a class of the fund effective on that day and normally the proceeds will be sent to the designated account the following business day, subject to the fund's redemption policy set forth in "Redemption-in-Kind." Once authorization is on file, Kemper

Service Company will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to Kemper Service Company with signatures guaranteed as described above or contact the firm through which shares of the fund were purchased. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact Kemper Service Company by telephone, it may be difficult to use the expedited redemption privilege. The Fund reserves the right to terminate or modify this privilege at any time.

Reinvestment privilege

Under certain circumstances, a shareholder who has redeemed Class A shares may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares. The reinvestment privilege may be terminated or modified at any time. The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption.

Distributions and taxes

Dividends and capital gains distributions

The fund normally distributes annual dividends of net investment income. The fund distributes any net realized short-term and long-term capital gains at least annually.

Income and capital gains dividends, if any, of the fund will be credited to shareholder accounts in full and fractional shares of the same class of the fund at net asset value on the reinvestment date, except that, upon written request to the Shareholder Service Agent, Kemper Service Company, a shareholder may select one of the following options:

(1) To receive income and short-term capital gains dividends in cash and long-term capital gains dividends in shares of the same class at net asset value; or

(2) To receive income and capital gains dividends in cash.

Any dividends of a fund that are reinvested will normally be reinvested in shares of the same class of that same fund. However, by writing to Kemper Service Company, you may choose to have dividends of the fund invested in shares of the same class of another Kemper fund at the net asset value of that class and fund. To use this privilege, you must maintain a minimum account value of $1,000 in the fund distributing the dividends. The funds will reinvest dividend checks (and future dividends) in shares of that same fund and class if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the same fund unless you request that such policy not be applied to your account.

Distributions are generally taxable, whether received in cash or reinvested.

Taxes

Dividends representing net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to individual shareholders as long-term capital gains, regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable to you as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January are taxable to you as if paid on December 31 of the calendar year in which they were declared.

A sale or exchange of your shares is a taxable event and may result in a capital gain or loss which may be long-term or short-term, generally depending on how long you owned the shares. Shareholders of the fund may be subject to state, local and foreign taxes on fund distributions and dispositions of fund shares. You should consult your tax advisor regarding the particular tax consequences of an investment in the fund.

A dividend received by you shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend and, although in effect a return of capital, is taxable to you.

The fund sends you detailed tax information about the amount and type of its distributions by January 31 of the following year.

The fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Any such withheld amounts may be credited against your U.S. federal income tax liability.

Transaction information

Share price

Scudder Fund Accounting Corporation determines the net asset value per share of the fund as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. eastern time, on each day the New York Stock Exchange is open for trading.

Net asset value per share is calculated by dividing the value of total fund assets, less all liabilities, by the total number of shares outstanding. Market prices are used to determine the value of the fund's assets. If market prices are not readily available for a security or if a security's price is not considered to be market indicative, that security may be valued by another method that the Board or its delegate believes accurately reflects fair value. In those circumstances where a security's price is not considered to be market indicative, the security's valuation may differ from an available market quotation.

The net asset value per share of the fund is the value of one share and is determined separately for each class by dividing the value of the fund's net assets attributable to that class, less all liabilities of that class, by the number of shares of that class outstanding. The per share net asset value of the Class B and Class C shares of the fund will generally be lower than that of the Class A shares of the fund because of the higher annual expenses borne by the Class B and Class C shares.

To the extent that the fund invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the fund does not price its shares. As a result, the net asset value per share of the fund may change at a time when shareholders are not able to purchase or redeem their shares.

Processing time

All requests to buy and sell shares that are received in good order by the fund's transfer agent by the close of regular trading on the New York Stock Exchange are executed at the net asset value per share calculated at the close of trading that day (subject to any applicable sales load or contingent deferred sales charge). Orders received by dealers or other financial services firms prior to the determination of net asset value and received by the fund's transfer agent prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

Payment for shares you sell will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request. If you have share certificates, these must accompany your order in proper form for transfer. When you place an order to sell shares for which the fund may not yet have received good payment (i.e., purchases by check, EXPRESS-Transfer or Bank Direct Deposit), the fund may delay transmittal of the proceeds until it has determined that collected funds have been received for the purchase of such shares. This may be up to 10 days from receipt by a fund of the purchase amount. The redemption of shares within certain time periods may be subject to contingent deferred sales charges, as noted above.

Signature guarantees

A signature guarantee is required unless you sell $50,000 or less worth of shares or when the proceeds are to be payable to or sent to someone other than the shareholder of record at the address of record. You can obtain a guarantee from most brokerage houses and financial institutions, although not from a notary public. The fund will normally send you the proceeds within one business day following your request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The fund and its transfer agent each reserves the right to reject purchases of fund shares (including exchanges) for any reason, including when there is evidence of a pattern of frequent purchases and sales made in response to short-term fluctuations in a fund's share price. The fund reserve the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders. Also, from time to time, the fund may temporarily suspend the offering of its shares or a class of its shares to new investors. During the period of such suspension, persons who are already shareholders normally are permitted to continue to purchase additional shares and to have dividends reinvested.

Minimum balances

The minimum initial investment for each fund is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account is $250 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion.

Because of the high cost of maintaining small accounts, the fund may assess a quarterly fee of $9 on an account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent.

Third party transactions

If you buy and  sell  shares  of the  fund  through  a  member  of the  National
Association of Securities Dealers, Inc. (other than the fund's distributor, Kemper Distributors, Inc.), that member may charge a fee for that service. This prospectus should be read in connection with such firms' material regarding their fees and services.

Redemption-in-kind

The fund reserves the right to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities ("redemptions in kind"). These securities will be chosen by the fund and valued as they are for purposes of computing the fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Additional information about the fund may be found in the Statement of Additional Information, the Shareholder Services Guide and in shareholder reports. Shareholder inquiries can be made by calling the toll-free telephone number listed below. The Statement of Additional Information contains more information on fund investments and operations. The Shareholder Services Guide contains more information about purchases and sales of fund shares. The semiannual and annual shareholder reports, when available, will contain a discussion of the market conditions and the investment strategies that significantly affected the funds' performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other fund documents may be obtained without charge from the following sources:

-------------------------------------------------------------------------------
By Phone:                             In Person:
-------------------------------------------------------------------------------
Call Kemper at:                       Public Reference Room
                                      Securities and Exchange Commission,
1-800-621-1048                        Washington, D.C.
                                      (Call 1-800-SEC-0330
                                      for more information).
-------------------------------------------------------------------------------
By Mail:                              By Internet:
-------------------------------------------------------------------------------
Kemper Distributors, Inc.             http://www.sec.gov
222 South Riverside Plaza             http://www.kemper.com
Chicago, IL  60606-5808

Or

Public Reference Section, Securities
and Exchange Commission, Washington,
D.C. 20549-6009
(a duplication fee is charged)
-------------------------------------------------------------------------------

The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file number:  811-09057

Printed with SOYINK Printed on recycled paper xx-xx-xx
(codes)

                         STATEMENT OF ADDITIONAL INFORMATION
                                  September 7, 1999


                         Kemper Disciplined 500 Equity Fund

                                     a series of
                                 Kemper Funds Trust

                 222 South Riverside Plaza, Chicago, Illinois 60606
                                   1-800-621-1048

This Statement of Additional Information is not a prospectus. It is the Statement of Additional Information for the fund listed above (the "Fund"). It should be read in conjunction with the prospectus of the Fund dated September 7, 1999. The prospectus may be obtained without charge from the Fund at the address or telephone number on this cover or from the firm from which this Statement of Additional Information was obtained.


                                  TABLE OF CONTENTS

     INVESTMENT RESTRICTIONS..................................................2
     INVESTMENT POLICIES AND TECHNIQUES.......................................3
     INVESTMENT MANAGER AND UNDERWRITER......................................15
     PURCHASE AND REDEMPTION OF SHARES.......................................18
     ADDITIONAL TRANSACTION INFORMATION......................................19
     DIVIDENDS AND TAXES.....................................................21
     NET ASSET VALUE.........................................................25
     PERFORMANCE.............................................................28
     OFFICERS AND TRUSTEES...................................................30
     SHAREHOLDER RIGHTS......................................................32

     Scudder Kemper Investments, Inc. acts as the Fund's investment manager.

INVESTMENT RESTRICTIONS

The Fund has adopted certain fundamental investment restrictions which cannot be changed without approval of a majority of the Fund's outstanding voting shares. As defined in the Investment Company Act of 1940 (the "1940 Act"), this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

As a matter of fundamental policy, the Fund has elected to be classified as a diversified series of a registered open-end management investment company.

The Fund may not, as a fundamental policy:

         (a) borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction from time to time;

         (b) issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (c)      purchase  physical   commodities  or  contracts   relating  to
                  physical commodities;

         (d) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (e) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

         (f) make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

         (g) concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

The Board of Trustees has voluntarily adopted certain policies and restrictions which are observed in the conduct of the Funds' affairs. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.

The Fund may not, as a non-fundamental policy which may be changed by the Trustees without a vote of shareholders:

         (1) invest more than 15% of the value of its net assets in illiquid securities.


If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

INVESTMENT POLICIES AND TECHNIQUES

General. The Fund is a diversified series of shares of beneficial interest of Kemper Funds Trust (the "Trust"), an open-end management investment company.

There is no assurance that the investment objective will be achieved and investment in the Fund includes risks that vary in kind and degree depending upon the investment policies of the Fund. The returns and net asset value of the Fund will fluctuate.

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Fund may engage (such as hedging, etc.) or a financial instrument which the Fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Adviser"), in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. The Adviser may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Fund but, to the extent employed, could from time to time have a material impact on the Fund's performance.

Common Stocks. Under normal circumstances, the Fund invests primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic and financial market movements. Despite the risk of price volatility, however, common stocks have traditionally offered a greater potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Warrants. The Fund may invest in warrants up to 5% of the value of its total assets. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by the Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Convertible Securities. The Fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

The convertible securities in which the Fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Repurchase Agreements. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System, any foreign bank, if the repurchase agreement is fully secured by government securities of the particular foreign jurisdiction, or with any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the relevant Fund may purchase, or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P.

A repurchase agreement provides a means for the Fund to earn income on assets for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Custodian or in the Federal Reserve Book Entry system.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Foreign Securities. The Fund may invest in foreign securities. The Adviser believes that diversification of assets on an international basis may decrease the degree to which events in any one country, including the U.S., will affect an investor's entire investment holdings. In certain periods since World War II, many leading foreign economies and foreign stock market indices have grown more rapidly than the U.S. economy and leading U.S. stock market indices, although there can be no assurance that this will be true in the future. Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect the Fund's performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of price can be greater than in the U.S. Fixed commissions on some foreign securities exchanges and bid to asked spreads in foreign bond markets are generally higher than commissions or bid to asked spreads on U.S. markets, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less governmental supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the U.S. It may be more difficult for the Fund's agents to keep currently informed about corporate actions in foreign countries which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of the Fund seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.

The introduction of a new European currency, the Euro, may result in uncertainties for European securities and the operation of the portfolios. The Euro was introduced on January 1, 1999 by eleven members countries of the European Economic and Monetary Union (EMU). The introduction of the Euro requires the redenomination of European debt and equity securities over a period of time, which may result in various accounting differences and/or tax treatments which would not otherwise occur. Additional questions are raised by the fact that certain other European Community members, including the United Kingdom, did not officially implement the Euro on January 1, 1999.

Foreign Currencies. Because investments in foreign securities usually will involve currencies of foreign countries, and because the Fund may hold foreign currencies and forward contracts, futures contracts and options on foreign currencies and foreign currency futures contracts, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into options or forward or futures contracts to purchase or sell foreign currencies.

Borrowing. As a matter of fundamental policy, the Fund will not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Fund does not currently intend to borrow for investment leveraging purposes, if such a strategy were implemented in the future it would increase the Fund's volatility and the risk of loss in a declining market. Borrowing by the Fund will involve special risk considerations. Although the principal of the Fund's borrowing will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Reverse Repurchase Agreements. The Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which the Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. The Fund maintains a segregated account in connection with outstanding reverse repurchase agreements. The Fund will enter into reverse repurchase agreements only when the Adviser believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction.

Lending of Portfolio Securities. The Fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers, and are required to be secured continuously by collateral in cash, U.S. Government securities and high grade debt obligations, maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The Fund has the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Fund continues to receive the equivalent of any distributions paid by the issuer on the securities loaned and also receives compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans may be made only to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Indexed Securities. The Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying the indexed securities.

Real Estate Investment Trusts ("REITs"). The Fund may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of the Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund's, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Illiquid Securities. The Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as

Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale. The absence of a trading market can make it difficult to ascertain a market value for these instruments. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. A security is deemed illiquid if so determined pursuant to procedures adopted by the Board of Trustees.

Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the 1933 Act. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. The Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors the Adviser may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

Strategic Transactions and Derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of fixed-income securities in the fund's portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures and various other currency transactions (collectively, all the above are called "Strategic
Transactions"). In addition, Strategic Transactions may also include new techniques, investments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for this purpose. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter the fundamental investment purposes and characteristics of the Fund and the Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of the Fund.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized to create leveraged exposure in the Fund.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 10% of its assets in illiquid securities.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

The Fund may  purchase  and sell  call  options  on  securities  including  U.S.
Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio management and return enhancement purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Standard & Poor's Depositary Receipts ("SPDRs"). The Fund may also invest in SPDRs. SPDRs typically trade like a share of common stock and provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Index. There can be no assurance that this can be accomplished as it may not be possible for the trust to replicate and maintain exactly the composition and relative weightings of the S&P 500 Index securities. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. SPDRs are also subject to risks other than those associated with an investment in a broadly based portfolio of common stocks in that the selection of the stocks included in the trust may affect trading in SPDRs, as compared with trading in a broadly based portfolio of common stocks.

Currency Transactions. The Fund may engage in currency transactions with Counterparties in order to hedge, or manage the risk of, the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.

The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

The Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Adviser considers that the Austrian schilling is linked to the German deutschemark (the "D-mark"), the Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a contract to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as the Fund will segregate assets (or enter into any offsetting position) to cover obligations under swaps, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from another NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events  occurring in foreign markets during  non-business  hours in the
U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid assets with its custodian to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid assets equal to the exercise price.

Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid assets equal to the amount of the Fund's obligation.

OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and, in connection with such options, the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

Strategic  Transactions  may be covered  by other  means  when  consistent  with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

Small Company Risk. The Fund may purchase the securities of small companies. The Adviser believes that small companies often have sales and earnings growth rates which exceed those of larger companies, and that such growth rates may in turn be reflected in more rapid share price appreciation over time. However, investing in smaller company stocks involves greater risk than is customarily associated with investing in larger, more established companies. For example, smaller companies can have limited product lines, markets, or financial and managerial resources. Smaller companies may also be dependent on one or a few key persons, and may be more susceptible to losses and risks of bankruptcy. Also, the securities of the smaller companies in which the Fund may invest, may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time). Transaction costs in smaller company stocks may be higher than those of larger companies.

Temporary Defensive Positions. From time to time, the Fund may invest a portion of its assets in cash and cash equivalents for temporary defensive or emergency purposes. Defensive investments should serve to lessen volatility in an adverse stock market, although they also generate lower returns than stocks in most markets. Because this defensive policy differs from the fund's investment objective, the Fund may not achieve its goals during a defensive period.

Master/Feeder Fund Structure. The Board of Trustees may determine, without further shareholder approval, in the future that the objective of the Fund would be achieved more effectively by investing in a master fund in a master/feeder fund structure. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds in the master fund in an effort to achieve possible economies of scale and efficiencies in portfolio management, while preserving separate identities, management or distribution channels at the feeder fund level. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and the realization of taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and the realization of taxable gain or loss.

Brokerage Commissions

         Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

         The Fund's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, with out any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply brokerage and research services to the Adviser or the Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions, if applicable, for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Adviser has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Adviser or the Fund in exchange for the direction by the Adviser of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Adviser may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker/dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Fund for this service.

         Although certain research services from broker/dealers may be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

         The Trustees review, from time to time, whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

INVESTMENT MANAGER AND UNDERWRITER

INVESTMENT MANAGER. Scudder Kemper Investments, Inc. ("Scudder Kemper"), 345 Park Avenue, New York, New York, is the Fund's investment manager. Scudder Kemper is approximately 70% owned by Zurich Financial Services, Inc. a newly formed global insurance and financial services company. The balance of the Adviser is owned by its officers and employees. Pursuant to an investment management agreement, Scudder Kemper acts as the Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. The investment management agreement provides that the Fund pays the charges and expenses of its operations, including the fees and expenses of the trustees (except those who are affiliated with officers or employees of Scudder Kemper), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value and maintaining all accounting records related thereto, taxes and membership dues. The Fund bears the expenses of registration of its shares with the Securities and Exchange Commission, while Kemper Distributors, Inc., as principal underwriter, pays the cost of qualifying and maintaining the qualification of the Fund's shares for sale under the securities laws of the various states.

The investment management agreements provide that Scudder Kemper shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Scudder Kemper in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under each agreement.

The Fund's investment management agreement continues in effect from year to year so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and (b) by the shareholders or the Board of Trustees of the Fund. The Fund's investment management agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment. If additional funds become subject to an investment management agreement, the provisions concerning continuation, amendment and termination shall be on a fund by fund basis. Additional funds may be subject to a different agreement.

In certain cases the investments for the Funds are managed by the same individuals who manage one or more other mutual funds advised by the Adviser that have similar names, objectives and investment styles as a Fund. You should be aware that the Funds are likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Funds can be expected to vary from those of the other mutual funds.

At December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder") and Zurich Insurance Company ("Zurich") formed a new global organization by combining Scudder with Zurich Kemper Investments, Inc., a former subsidiary of Zurich, and Scudder changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owned approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.

On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services, Inc. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services, Inc., with the balance initially owned by former B.A.T shareholders.

Kemper Disciplined 500 Equity Fund pays the Adviser an annual fee as a percentage of the fund's average daily net assets for providing investment management services, as described in the following table:

                Applicable Assets ($)                         Annual Fee Rate
                ---------------------                         ---------------
                0 - 250,000,000                                    0.__%
                250,000,000 - 1,000,000,000                        0.__%
                1,000,000,000 - 2,500,000,000                      0.__%
                More than 2,500,000,000                            0.__%

FUND ACCOUNTING AGENT. Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of Scudder Kemper, is responsible for determining the daily net asset value per share of the Fund and maintaining all accounting records related thereto. Currently, SFAC receives an annual fee of 2.50% of 1% of average daily net assets for the first $150 million of fund net assets, 0.75 of 1% of average daily net assets for the next $850 million of fund net assets, and 0.45 of 1% of average daily net assets for the excess over $1 billion of fund net assets for its services to the Fund.

PRINCIPAL UNDERWRITER. Pursuant to an underwriting and distribution services agreement ("distribution agreement"), Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois, a wholly owned subsidiary of Scudder Kemper, is the principal underwriter and distributor for the shares of the Fund and acts as agent of the Fund in the continuous offering of its shares. KDI bears all of its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs.

The distribution agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Fund, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement. The agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by the Fund or by KDI upon 60 days' notice. Termination by the Fund with respect to a class may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the class of the Fund, as defined under the 1940 Act. The agreement may not be amended for a class to increase the fee to be paid by the Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement. The provisions concerning the continuation, amendment and termination of the distribution agreement are on a fund by fund basis and for the Fund on a class by class basis.

RULE 12B-1 PLANS. The Trust has adopted on behalf of the Fund, in accordance with Rule 12b-1 under the 1940 Act, Rule 12b-1 distribution plans pertaining to the Fund's Class B and Class C shares (the "Plans"). Under the Plans, the Fund pays KDI a distribution fee, payable monthly, at the annual rate of 0.75% of the average daily net assets attributable to its Class B or Class C shares. Under the Plans, KDI may compensate various financial services firms ("Firms") for sales of Fund shares and may pay other commissions, fees and concessions to such Firms. The distribution fee compensates KDI for expenses incurred in connection with activities primarily intended to result in the sale of the Fund's Class B or Class C shares, including the printing of prospectuses and reports for persons other than existing shareholders and the preparation, printing and distribution of sales literature and advertising materials.

Among other things, each Plan provides that KDI will prepare reports for the Board on a quarterly basis for each class showing amounts paid to the various Firms and such other information as the Board may reasonably request. Each Plan will continue in effect indefinitely, provided that such continuance is approved at least annually by vote of a majority of the Board of Trustees, and a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan ("Qualified Board Members"), cast at an in-person meeting called for such purpose, or by vote of at least a majority of the outstanding voting securities of the applicable class. Any material amendment to a Plan must be approved by vote of a majority of the Board of Trustees, and of the Qualified Board Members. An amendment to a Plan to increase materially the amount to be paid to KDI by the Fund for distribution services with respect to the applicable class must be approved by a majority of the outstanding voting securities of that class. While each Plan is in effect, the selection and nomination of Trustees who are not "interested persons" of the Trust shall be committed to the discretion of the Trustees who are not themselves "interested persons" of the Trust. If a Plan is terminated (or not renewed) with respect to either class, the Plan with respect to the other class may continue in effect unless it also has been terminated (or not renewed).

ADMINISTRATIVE SERVICES. Administrative services are provided to the Fund under an administrative services agreement ("administrative agreement") with KDI. KDI bears all of its expenses of providing services pursuant to the administrative agreement between KDI and the Fund, including the payment of service fees. The Fund pays KDI an administrative services fee, payable monthly, at an annual rate of up to 0.25% of average daily net assets of Class A, B and C shares of the Fund.

KDI has entered into related arrangements with various broker-dealer firms and other service or administrative firms ("firms"), that provide services and facilities for their customers or clients who are shareholders of the Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund, assisting clients in changing dividend and investment options, account designations and addresses and providing such other services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. For Class A shares, KDI pays each firm a service fee, normally payable quarterly, at an annual rate of up to 0.25% of the net assets in Fund accounts that it maintains and services attributable to Class A shares commencing with the month after investment. With respect to Class B and Class C shares, KDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms a service fee at an annual rate of up to 0.25% (calculated monthly and normally paid quarterly) of the net assets attributable to Class B and Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or the Fund. Firms to which service fees may be paid include broker-dealers affiliated with KDI.

KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for the Fund. Currently, the administrative services fee payable to KDI is based only upon Fund assets in accounts for which there is a firm listed on the Fund's records and it is intended that KDI will pay all the administrative services fee that it receives from the Fund to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of the Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which there is a firm of record. The Board of Trustees of the Trust, in its discretion, may, with respect to the Fund, approve basing the fee to KDI on all Fund assets in the future.

Certain trustees or officers of the Trust are also directors or officers of Scudder Kemper or KDI, as indicated under "Officers and Trustees."

CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA, as custodian, has custody of all securities and cash of the Fund maintained in the United States. It attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. Kemper Service Company ("KSvC"), 811 Main Street, Kansas City, MO, an affiliate of Scudder Kemper, serves as transfer agent and dividend-paying agent and "Shareholder Service Agent" of the Fund. KSvC receives as transfer agent annual account fees of $10 per account ($18 for retirement accounts) plus account set up, transaction, maintenance charges, and annual fees associated with the contingent deferred sales charges and an asset-based fee of 0.08% plus out-of-pocket expense reimbursement. KSvC's fee is reduced by certain earnings credits in favor of the Fund.

INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. The Fund's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.


LEGAL COUNSEL. Dechert Price & Rhoads serves as legal counsel to the Fund.


PURCHASE AND REDEMPTION OF SHARES

As described in the Fund's prospectus, shares of the Fund are sold at their public offering price, which is the net asset value per share of the Fund next determined after an order is received in proper form plus, with respect to Class A shares, an initial sales charge. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Upon receipt by the Shareholder Service Agent of a request for redemption, shares of the Fund will be redeemed by the Fund at the applicable net asset value per share of such Fund as described in the Fund's prospectus.

Scheduled variations in or the elimination of the initial sales charge for purchases of Class A shares or the contingent deferred sales charge for redemptions of Class B or Class C shares, by certain classes of persons or through certain types of transactions as described in the prospectus, are provided because of anticipated economies in sales and sales related efforts.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange, Inc. (the "Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

The conversion of Class B shares to Class A shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to the Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B shares and not Class A shares does not result in the Fund's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of Class B shares to Class A shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B shares to Class A shares may be suspended if such assurance is not available. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described in the prospectus.

ADDITIONAL TRANSACTION INFORMATION

Initial Sales Charge Alternative--Class A Shares. The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.


                                                                                    Sales Charge
                                                                                    ------------
                                                                                                           Allowed
                                                                                                         to Dealers
                                                                As a                    As a                as a
                                                             Percentage              Percentage         Percentage of
                                                                 of                    of Net             Offering
             Amount of Purchase                            Offering Price           Asset Value*            Price
             ------------------                            --------------           ------------            -----

Less than $50,000                                                  5.75%                 6.10%               5.20%
$50,000 but less than $100,000                                     4.50                  4.71                4.00
$100,000 but less than $250,000                                    3.50                  3.63                3.00
$250,000 but less than $500,000                                    2.60                  2.67                2.25
$500,000 but less than $1 million                                  2.00                  2.04                1.75
$1 million and over                                                0.00**                0.00**            ***

*      Rounded to the nearest one-hundredth percent.
** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.
***    Commission is payable by KDI as discussed below.

The Fund receives the entire net asset value of all of its Class A shares sold. KDI, the Fund's principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, KDI may reallow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the 1933 Act.

Class A shares of the Fund can be purchased at net asset value. (See the Fund's prospectus for details)

KDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of the Fund at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $5 million, 0.50% on the next $45 million and 0.25% on amounts over $50 million. The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer sponsored employee benefit plans using the subaccount recordkeeping system made available through KSvC. For purposes of determining the appropriate commission percentage to be applied to a particular sale, KDI will consider the cumulative amount invested by the purchaser in the Fund and other Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above. The privilege of purchasing Class A shares of the Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege also applies.

Deferred Sales Charge Alternative--Class B Shares. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares."

KDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. KDI is compensated by the Fund for services as distributor and principal underwriter for Class B shares. See "Investment Manager and Underwriter."

Purchase of Class C Shares. The public offering price of the Class C shares of the Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon the redemption of Class C shares if they are redeemed within one year of purchase. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class C Shares." KDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. KDI is compensated by the Fund for services as distributor and principal underwriter for Class C shares. See "Investment Manager and Underwriter."

General. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients, and KDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. KDI does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund.

KDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of the Fund sold under the following conditions: (i) the purchased shares are held in a Kemper IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by KSvC,
(iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by KDI in acknowledgment of their dedication to the employee benefit plan area; and (iv) the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Fund. Non-cash compensation includes luxury merchandise and trips to luxury resorts. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund, or other funds underwritten by KDI.

Orders for the purchase of shares of the Fund will be confirmed at a price based on the net asset value of that Fund next determined after receipt by KDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). The Fund reserve the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold the Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of KDI, may receive compensation from the Fund through the Shareholder Service Agent for these services. This
Statement of Additional Information should be read in connection with such firms' material regarding their fees and services.

The Fund reserves the right to withdraw all or any part of the offering made pursuant to the prospectus and to reject purchase orders. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Shareholders should direct their inquiries to Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received the prospectus.

DIVIDENDS AND TAXES

Dividends. The Fund normally distributes annual dividends of net investment income as follows. The Fund distributes any net realized short-term and long-term capital gains at least annually.

The Fund may at any time vary its foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as the Board of Trustees of the Fund determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, the Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code (the "Code"). Dividends will be reinvested in shares of the Fund paying such dividends unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Kemper Funds as described in the prospectus.

The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

Taxes. The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code or a predecessor statute and has qualified as such from inception. The Fund intends to qualify for such treatement. Such qualification does not involve governmental supervision of management or investment practices or policies.

A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain in excess of net long-term capital loss) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

Investment company taxable income generally is made up of dividends, interest, and net short-term capital gains in excess of net long-term capital losses, less expenses. Net capital gains (the excess of net long-term capital gain over net short-term capital loss) are computed by taking into account any capital loss carryforward of the Fund. Presently, the Fund has no capital loss carryforward.

The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions at least equal to the sum of 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses as prescribed in the Code) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

Distributions of investment company taxable income are taxable to shareholders as ordinary income.

Dividends from domestic corporations are expected to comprise a substantial part of the Fund's gross income. To the extent that such dividends constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the dividends received deduction for corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under the federal income tax law and is eliminated if either those share or the shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90 day period beginning 45 days before the shares become ex-dividend.

Properly designated distributions of net capital gains are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as long-term capital gain distributions during such six-month period.

If any net capital gains are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a relative share of the federal income taxes paid by the Fund on such gains as a credit against personal federal income tax liabilities, and will be entitled to increase the adjusted tax basis on Fund shares by the difference between such reported gains and the individual tax credit. However, retention of such gains by the Fund may cause the Fund to be liable for an excise tax on all or a portion of those gains.

Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of investment company taxable income and net realized capital gains, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Redemptions of shares, including exchanges for shares of another Kemper Mutual fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

An individual may make a deductible IRA contribution for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,250 to IRAs for an individual and his or her nonearning spouse) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, contributions may be made to a spousal IRA even if the spouse has earnings in a given year, if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

Distributions by the Fund result in a reduction in the net asset value of that Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

If the Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

The Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares. Any mark-to-market losses and any loss from an actual disposition of shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax when distributed to shareholders as a dividend. Alternatively, the Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by the Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of the exercise of a put option, on the Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio.

If the Fund writes a covered call option on portfolio stock, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If the option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

Positions of the Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the Fund.

Many or all futures and forward contracts entered into by the Fund and many or all listed nonequity options written or purchased by the Fund (including options on debt securities, options on futures contracts, options on foreign currencies and options on securities indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last day of the Fund's fiscal year (as well as on October 31 for purposes of the 4% excise tax), all outstanding Section 1256 positions will be marked to market (i.e. treated as if such positions were sold at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options, and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio.

Positions  of the Fund which  consist of at least one  position  not governed by
Section 1256 and at least one futures or forward contract or nonequity option or other position governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position may be treated as a "mixed straddle." Mixed straddles are subject to the straddle rules of Section 1092 of the Code and may result in the deferral of losses if the non-Section 1256 position is in an unrealized gain at the end of a reporting period.

Notwithstanding any of the foregoing, recent tax law changes may require the Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount imputed income will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the Fund's level.

Upon the sale or other disposition of shares of the Fund, a shareholder may realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

A shareholder who has redeemed shares of the Fund or other Kemper Mutual Fund listed in the prospectus under "Special Features--Class A Shares--Combined Purchases" (other than shares of Kemper Cash Reserves Fund not acquired by exchange from another Kemper Mutual Fund) may reinvest the amount redeemed at net asset value at the time of the reinvestment in shares of any Fund or in shares of a Kemper Mutual Fund within six months of the redemption as described in the prospectus under "Redemption or Repurchase of Shares--Reinvestment Privilege." If redeemed shares were purchased after October 3, 1989 and were held less than 91 days, then the lesser of (a) the sales charge waived on the reinvested shares, or (b) the sales charge incurred on the redeemed shares, is included in the basis of the reinvested shares and is not included in the basis of the redeemed shares. If a shareholder realized a loss on the redemption or exchange of the Fund's shares and reinvests in shares of the same Fund 30 days before or after the redemption or exchange, the transactions may be subject to the wash sale rules resulting in a postponement of the recognition of such loss for federal income tax purposes. An exchange of the Fund's shares for shares of another fund is treated as a redemption and reinvestment for federal income tax purposes upon which gain or loss may be recognized.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as

"Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Income received by the Fund from sources within a foreign country may be subject to foreign and other withholding taxes imposed by that country.

The Fund will be required to report to the IRS all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of nonexempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld.

Shareholders may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares. Each distribution is accompanied by a brief explanation of the form and character of the distribution. By January 31 of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

The Trust is organized as a Massachusetts business trust. Neither the Trust nor the Fund is expected to be liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund qualifies as a regulated investment company under the Code.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

NET ASSET VALUE

The net asset value per share of the Fund is the value of one share and is determined separately for each class by dividing the value of the Fund's net assets attributable to the class by the number of shares of that class outstanding. The per share net asset value of each of Class B and Class C shares of the Fund will generally be lower than that of the Class A shares of the Fund because of the higher expenses borne by the Class B and Class C shares. The net asset value of shares of the Fund is computed as of the close of regular trading (the "value time") on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Portfolio securities for which market quotations are readily available are generally valued at market value as of the value time in the manner described below. All other securities may be valued at fair value as determined in good faith by or under the direction of the Board.

With respect to securities listed primarily on foreign exchanges, such securities may trade on days when the Fund's net asset value is not computed; and therefore, the net asset value of the Fund may be significantly affected on days when the investor has no access to the Fund.

An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on The Nasdaq Stock Market, Inc. ("Nasdaq") is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on Nasdaq, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

Debt securities are valued at prices supplied by a pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments purchased with an original maturity of sixty days or less, maturing at par, shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the investment manager of the particular fund may calculate the price of that debt security, subject to limitations established by the Board.

An exchange-traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate on the valuation date.

If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

If, in the opinion of the Valuation Committee of the Board of Trustees, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee, most fairly reflects market value of the property on the valuation date.

Following the valuations of securities or other portfolios assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

RETIREMENT PLANS

Shares of the Fund may be purchased as an investment in a number of kinds of retirement plans, including qualified pension, profit sharing, money purchase pension, and 401(k) plans, Code Section 403(b) custodial accounts, and individual retirement accounts.

Individual Retirement Accounts. One of the tax-deferred retirement plan accounts that may hold Fund shares is an individual retirement account ("IRA"). There are three kinds of IRAs that an individual may establish: traditional IRAs, Roth IRAs and education IRAs. With a traditional IRA, an individual may make a contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year prior to the year the individual reaches age 70 1/2. The contribution will be fully deductible if neither the individual nor his or her spouse is an active participant in an employer's retirement plan. If an individual is (or has a spouse who is) an active participant in an employer-sponsored retirement plan , the amount, if any, of IRA contributions that are deductible by such an individual is determined by the individual's (or, if married filing jointly, the couple's) adjusted gross income for the year. Even if an individual's contributions to an IRA for a taxable year are not deductible, the individual nonetheless may make nondeductible contributions up to $2,000, or 100% of earned income if less, for that year. A higher-earning spouse also may contribute up to $2,000 per year to the lower-earning spouse's own IRA, whether or not the lower-earning spouse has earned income of less than $2,000, as long as the spouses' joint earned income is at least equal to the combined amount of the spouses' IRA contributions for the year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Lump sum distributions from another qualified retirement plan may be rolled over into a traditional IRA, also.

With a Roth  IRA,  an  individual  may make  only  nondeductible  contributions;
contributions can be made of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year, but only if the individual's adjusted gross income for the year is less than $95,000 ,or, if married filing jointly, the couple's adjusted gross income is less than $150,000. The maximum contribution amount phases out and falls to zero between $95,000 and $110,000 for single persons, and between $150,000 and $160,000 for married persons. Contributions to a Roth IRA may be made even after the individual attains age 70 1/2. No distributions are required to be taken prior to the death of the original account holder. Distributions from a Roth IRA that satisfy certain requirements will not be taxable when taken; other distributions of earnings will be taxable. An individual with adjusted gross income of $100,000 or less generally may elect to roll over amounts from a traditional IRA to a Roth IRA. The full taxable amount held in the traditional IRA that is rolled over to a Roth IRA will be taxable in the year of the rollover, except rollovers made for 1998, which may be included in taxable income over a four-year period.

An education IRA provides a method for saving for the higher education expenses of a child; it is not designed for retirement savings. Generally, amounts held in an education IRA may be used to pay for qualified higher education expenses at an eligible (post-secondary) educational institution. An individual may contribute to an education IRA for the benefit of a child under 18 years old if the individual's income does not exceed certain limits. The maximum contribution for the benefit of any one child is $500 per year. Contributions are not deductible, but earnings accumulate tax-free until withdrawal, and withdrawals used to pay qualified higher education expenses of the beneficiary (or transferred to an education IRA of a qualified family member) will be taxable. Other withdrawals will be subject to tax.

In addition, there are special IRA programs available for employers under which an employer may establish IRA accounts for its employees in lieu of establishing more complicated retirement plans, such as qualified profit sharing or 401(k) plans. Known as SEP-IRAs (Simplified Employee Pension-IRAs) and SIMPLE IRAs, they permit employers to maintain a retirement program for their employees without being subject to a number of the record keeping and testing requirements applicable to qualified plans.

Qualified Retirement Plans. Fund shares also may be held in profit sharing, money purchase pension, and 401(k) plan accounts. An employer, whether a corporation, partnership or other kind of business entity, generally may maintain one or more qualified retirement plans for its employees. These plans, which are qualified plans under Code Section 401(a), are subject to numerous rules relating to such matters as the maximum contribution that can be allocated to participant's accounts, nondiscrimination, and distributions from the plan, as well as being subject in many cases to the fiduciary duty and other provisions of the Employee Retirement Income Securities Act of 1974, as amended. Businesses considering adopting a qualified retirment plan are encouraged to seek competent professional advice before adopting one of these plans.

403(b) Plan Accounts. Fund shares also may be purchased as an investment for Code Section 403(b)(7) custodial accounts. In general, employees of tax-exempt organizations described in Code Section 501(c)(3) and of public school systems are eligible to participate in 403(b) accounts. These arrangements may permit employer contributions and/or employee salary reduction contributions, and are subject to rules relating to such matters as the maximum contribution than can be made to a participant's account, nondiscrimination, and distributions from the account.

General Information. Please call the Fund to obtain information regarding the establishment of IRAs or other retirement plans. A retirement plan custodian may charge fees in connection with establishing and maintaining the plan. An investor should consult with a competent adviser for specific advice concerning his or her tax status and the possible benefits of establishing one or more retirement plan accounts. The description above is only very general; there are numerous other rules applicable to these plans to be considered before establishing one.

PERFORMANCE

The Fund may advertise several types of performance information for a class of shares, including "average annual total return" and "total return." Performance information will be computed separately for Class A, Class B and Class C shares of the Fund. Each of these figures is based upon historical results and is not representative of the future performance of any class of the Fund.

Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in the Fund's portfolio for the period referenced, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in the Fund during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Fund for performance purposes). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

The Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The average annual total return for the Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period, adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "redeemable value" of that investment at the end of the period. The redeemable value in the case of Class B or Class C shares includes the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total return may also be calculated without deducting the maximum sales charge.

Calculation of the Fund's total return is not subject to a standardized formula, except when calculated for purposes of the Fund's "Financial Highlights" table in the Fund's financial statements and prospectus. Total return performance for a specific period is calculated by first taking an investment (assumed below to be $10,000) ("initial investment") in the Fund's shares on the first day of the period, either adjusting or not adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The ending value in the case of Class B and Class C shares may or may not include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total return calculations that do not include the effect of the sales charge for Class A shares or the contingent deferred sales charge for Class B and Class C shares would be reduced if such charge were included.

The Fund's performance figures are based upon historical results and are not representative of future performance. The Fund's Class A shares are sold at net asset value plus a maximum sales charge of 5.75% of the offering price. While the maximum sales charge is normally reflected in the Fund's Class A performance figures, certain total return calculations may not include such charge and those results would be reduced if it were included. Class B shares and Class C shares are sold at net asset value. Redemptions of Class B shares within the first six years after purchase may be subject to a contingent deferred sales charge that ranges from 4% during the first year to 0% after six years. Redemption of Class C shares within the first year after purchase may be subject to a 1% contingent deferred sales charge. Average annual total return figures do, and total return figures may, include the effect of the contingent deferred sales charge for the Class B shares and Class C shares that may be imposed at the end of the period in question. Performance figures for the Class B shares and Class C shares not including the effect of the applicable contingent deferred sales charge would be reduced if it were included. Returns and net asset value will fluctuate. Factors affecting the Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section. Shares of the Fund are redeemable at the then current net asset value, which may be more or less than original cost.

The Fund's performance may be compared to that of the Consumer Price Index or various unmanaged equity indexes including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Russell 1000(R) Index, the Russell 1000(R) Growth Index, the Wilshire Large Company Growth Index, the Wilshire 750 Mid Cap Company Growth Index, the Standard & Poor's/Barra Value Index, the Standard & Poor's/Barra Growth Index, the Russell 1000(R) Value Index, the Russell 2000(R) Index, the Russell 2000(R) Value Index, and the Russell 2000(R) Growth Index. The performance of the Fund may also be compared to the performance of other mutual funds or mutual fund indexes with similar objectives and policies as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.

Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative. Also, investors may want to compare the historical returns of various investments, performance indexes of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit, money market funds and U.S. Treasury obligations. Bank product performance may be based upon, among other things, the BANK RATE MONITOR National Index(TM) or various certificate of deposit indexes. Money market fund performance may be based upon, among other things, the IBC/Donoghue's Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Performance of U.S. Treasury obligations may be based upon, among other things, various U.S. Treasury bill indexes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured.

The Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. The Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund. The relative performance of growth stocks versus value stocks may also be discussed.

The Fund's returns and net asset value will fluctuate. Shares of the Fund are redeemable by an investor at the then current net asset value, which may be more or less than original cost. Redemption of Class B shares and Class C shares may be subject to a contingent deferred sales charge as described above. Additional information concerning the Fund's performance appears in the Statement of Additional Information. Additional information about the Fund's performance also appears in its Annual Report to Shareholders, which is available without charge from the Fund.

Investors may want to compare the performance of the Fund to certificates of deposit issued by banks and other depository institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of deposits prior to maturity will normally be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution. Information regarding bank products may be based upon, among other things, the BANK RATE MONITOR National Index(TM) for certificates of deposit, which is an unmanaged index and is based on stated rates and the annual effective yields of certificates of deposit in the ten largest banking markets in the United States, or the CDA Investment Technologies, Inc. Certificate of Deposit Index, which is an unmanaged index based on the average monthly yields of certificates of deposit.

Investors also may want to compare the performance of the Fund to that of U.S. Treasury bills, notes or bonds. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Information regarding the performance of Treasury obligations may be based upon, among other things, the Towers Data Systems U.S. Treasury Bill index, which is an unmanaged index based on the average monthly yield of treasury bills maturing in six months. Due to their short maturities, Treasury bills generally experience very low market value volatility.

Investors may want to compare the performance of the Fund to that of money market funds. Money market funds seek to maintain a stable net asset value and yield fluctuates. Information regarding the performance of money market funds may be based upon, among other things, IBC Financial Data Inc.'s Money Fund Report(R) (all taxable) or Money Market Insight(R). As reported by IBC, all investment results represent total return (annualized results for the period net of management fees and expenses) and one year investment results are effective annual yields assuming reinvestment of dividends.

OFFICERS AND TRUSTEES

The officers and trustees of the Fund, their birthdates, their principal occupations and their affiliations, if any, with the Adviser and KDI are listed below:

JAMES E. AKINS (10/15/26), Trustee, 2904 Garfield Terrace, N.W., Washington, D.C.; Consultant on International, Political and Economic Affairs; formerly, a career United States Foreign Service Officer, Energy Adviser for the White House; United States Ambassador to Saudi Arabia, 1973-76.

ARTHUR R. GOTTSCHALK (2/13/25), Trustee, 10642 Brookridge Drive, Frankfort, Illinois, Retired; formerly, President, Illinois Manufacturers Association; Trustee, Illinois Masonic Medical Center; formerly, Illinois State Senator; formerly, Vice President, The Reuben H. Donnelly Corp.

FREDERICK T. KELSEY (4/25/27), Trustee, 4010 Arbor Lane, Unit 102, Northfield, Illinois; Retired; formerly, consultant to Goldman, Sachs & Co.; formerly, President, Treasurer and Trustee of Institutional Liquid Assets and its affiliated mutual funds; Trustee of Northern Institutional; formerly, Trustee of the Pilot Funds.

THOMAS W. LITTAUER (4/26/55), Trustee and Vice President*, Two International Place, Boston, Massachusetts; Managing Director, Adviser; Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.

DANIEL PIERCE (3/18/34), Trustee and Chairman*, Two International Place, Boston, Massachusetts; Managing Director, Adviser.

KATHRYN L. QUIRK (12/3/52), Trustee and Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

FRED B. RENWICK (2/1/30), Trustee, 3 Hanover Square, New York, New York; Professor of Finance, New York University, Stern School of Business; Director, TIFF Investment Program, Inc.; Director, the Wartburg Home Foundation; Chairman, Investment Committee of Morehouse College Board of Trustees; Chairman, American Bible Society Investment Committee; formerly, member of the Investment Committee of Atlanta University Board of Trustees; formerly, Director of Board of Pensions Evangelical Lutheran Church of America.

JOHN B. TINGLEFF (5/4/35), Trustee, 2015 South Lake Shore Drive, Harbor Springs, Michigan; Retired; formerly, President, Tingleff & Associates (management consulting firm); formerly, Senior Vice President, Continental Illinois National Bank & Trust Company.

JOHN G. WEITHERS (8/8/33), Trustee, 311 Spring Lake, Hinsdale, Illinois; Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange; Director, Federal Life Insurance Company, President of the Members of the Corporation and Trustee, DePaul University; Director, Systems Imagineering, Inc.

MARK  S.  CASADY  (9/21/60),   President*,   Two  International  Place,  Boston,
Massachusetts; Managing Director, Adviser; formerly, Institutional Sales Manager of an unaffiliated mutual fund distributor.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President and Assistant Secretary, Scudder Kemper.

ANN M. McCREARY (11/6/56), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser.

JOHN  R.  HEBBLE  (6/27/58),   Treasurer*,   Two  International  Place,  Boston,
Massachusetts; Senior Vice President, Adviser.

BRENDA LYONS (2/21/63) Assistant Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser.

CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser; formerly, Associate, Dechert Price & Rhoads (law firm) 1989 to 1997.

MAUREEN  E. KANE  (2/14/62),  Assistant  Secretary*,  Two  International  Place,
Boston, Massachusetts; Vice President, Adviser; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).

VALERIE F. MALTER (7/25/58), Vice President*, 345 Park Avenue, New York, New York; Senior Vice President, Adviser.

ELIZABETH D. SMITH (10/27/46), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser.

WILLIAM F. TRUSCOTT (9/14/60), Vice President*, 345 Park Avenue, New York, New York; Senior Vice President, Adviser.

JAMES M. EYSENBACH (4/1/62), Vice President*, 101 California Street, San Francisco, California; Senior Vice President, Adviser.

*     "Interested persons" as defined in the 1940 Act.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Trust. The information in the last column is for calendar year ended December 31, 1998. The Trust has not yet adopted a Trustees compensation schedule.

                                                                                Total Compensation
                                        Aggregate Compensation                   Kemper Funds Paid
Name of Board Member                        from the Trust                      to Board Members(2)
--------------------                        --------------                      -------------------

James E. Akins                                    $0                                     $
Arthur R. Gottschalk(1)                           $0                                     $
Frederick T. Kelsey                               $0                                     $
Fred B. Renwick                                   $0                                     $
John B. Tingleff                                  $0                                     $
John G. Weithers                                  $0                                     $

(1) Includes deferred fees and interest thereon pursuant to deferred compensation agreements with the Fund. Deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds -- Zurich Money Market Fund.
(2) Includes compensation for service on the Boards of 13 Kemper Funds, with 36 fund portfolios. Each trustee currently serves as a board member of 15 Kemper Funds with 51 fund portfolios. Total compensation does not reflect amounts paid by Scudder Kemper Investments, Inc. to the board members for meetings regarding the combination of Scudder and Zurich Kemper Investments, Inc. Such amounts totaled $42,800, $40,100, $39,000,

         $42,900, $42,900 and $42,900 for Messrs. Akins, Gorrschalk, Kelsey, Renwick, Tingleff and Weithers, respectively.

The Board of Trustees is responsible for the general oversight of the Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that the Fund is managed in the best interests of its shareholders.

The Board of Trustees reviews the investment performance of the Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, the Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

Principal Holders of Securities

[As of July 31, 1999, the trustees and officers as a group, owned less than 1% of the then outstanding shares of the Fund and no person owned of record 5% or more of the outstanding shares of any class of the Fund. ]

SHAREHOLDER RIGHTS

The Fund is a series of Kemper Funds Trust, a registered open-end management investment company organized as a business trust under the laws of Massachusetts on October 14, 1998.

The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "funds," all having $.01 par value, which may be divided by the Board of Trustees into classes of shares. The Board of Trustees of the Trust may authorize the issuance of additional classes and additional funds if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trust may offer multiple funds, it is known as a "series company." Shares of a fund have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such fund and are subject to any preferences, rights or privileges of any classes of shares of the Portfolio. Currently, the Trust , on behalf of the Fund, offers three classes of shares. These are Class A, Class B and Class C shares, which have different expenses, that may affect performance, and are available for purchase exclusively by the following investors: (a) tax-exempt retirement plans of the Adviser and its affiliates; and (b) the following investment advisory clients of the Adviser and its investment advisory affiliates that invest at least $1 million in a fund:
(1) unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); (2) unaffiliated banks and insurance companies purchasing for their own accounts; and (3) endowment funds of unaffiliated non-profit organizations. Shares of the Fund have equal noncumulative voting rights except that Class B and Class C shares have separate and exclusive voting rights with respect to the Fund's Rule 12b-1 Plans. Shares of each class also have equal rights with respect to dividends, assets and liquidation subject to any preferences (such as resulting from different Rule 12b-1 distribution fees), rights or privileges of any classes of shares of the Fund. Shares of the Fund are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights.

The Fund is not required to hold meetings of their shareholders and have no current intention to do so. Under the Agreement and Declaration of Trust of the Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination of the Trust or a class to the extent and as provided in the Declaration of Trust;
(d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Any matter shall be deemed to have been effectively acted upon with respect to the Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Trust's Declaration of Trust. As used in the prospectus and in this Statement of Additional Information, the term "majority", when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Fund and all additional portfolios (e.g., election of directors), means the vote of the lesser of (i) 67% of the Trust's Shares represented at a meeting if the holders of more than 50% of the outstanding Shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding Shares. The term "majority", when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or any other single portfolio (e.g., annual approval of investment management contracts), means the vote of the lesser of (i) 67% of the Shares of the portfolio represented at a meeting if the holders of more than 50% of the outstanding Shares of the portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding Shares of the portfolio.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Fund has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Trust's Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Fund could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Trust and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Trust's Declaration of Trust specifically authorizes the Board of Trustees to terminate the Fund or class by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Fund's trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund and the Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by Scudder Kemper remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Fund itself is unable to meet its obligations.

                                     PART C
                                     ------
                                OTHER INFORMATION
                                -----------------

Item 23       Exhibits
-------       --------

              (a)                       Declaration of Trust, dated October 14, 1998, is incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                        Statement.

              (b)                       By-Laws, dated October 14, 1998, is incorporated by reference to
                                        Post-Effective Amendment No. 2 to the Registration Statement.

              (c)          (c)(1)       Establishment and Designation of Series of Beneficial Interest,
                                        dated October 14, 1998, is incorporated by reference to
                                        Post-Effective Amendment No. 2 to the Registration Statement.

                           (c)(2)       Establishment and Designation of Series of Beneficial Interest,
                                        with respect to Kemper Disciplined 500 Equity Fund, Kemper
                                        Disciplined 1000 Growth Fund, and Kemper Disciplined 1000 Value
                                        Fund to be filed by subsequent amendment.

              (d)          (d)(1)       Investment Management Agreement between the Registrant, on behalf of Kemper Large Company Growth Fund, and Scudder Kemper
                                        Investments, dated December 28, 1998, is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement.

                           (d)(2)       Investment Management Agreement between the Registrant, on behalf of Kemper Research Fund, and Scudder Kemper Investments, dated
                                        December 28, 1998 is incorporated by reference to Post-Effective
                                        Amendment No. 2 to the Registration Statement.

                           (d)(3)       Investment Management Agreement between the Registrant, on behalf of Kemper Small Cap Value+Growth Fund, and Scudder Kemper
                                        Investments, dated December 28, 1998 is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement.

                           (d)(4)       Investment Management Agreement between the Registrant, on behalf of Kemper Disciplined 500 Equity Fund, and Scudder Kemper
                                        Investments to be filed by subsequent amendment.

                           (d)(5)       Investment Management Agreement between the Registrant, on behalf of Kemper Disciplined 1000 Growth Fund, and Scudder Kemper
                                        Investments to be filed by subsequent amendment.

                           (d)(6)       Investment Management Agreement between the Registrant, on behalf of Kemper Disciplined 1000 Value Fund, and Scudder Kemper
                                        Investments to be filed by subsequent amendment.

              (e)                       Underwriting and Distribution Services Agreement between the
                                        Registrant and Kemper Distributors, Inc., dated December 28, 1998


                                       2

                                        is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement.

              (f)                       Inapplicable.

              (g)                       Form of Custody Agreement  between the Registrant and State Street
                                        Bank and Trust Company is incorporated by reference to
                                        Post-Effective Amendment No. 2 to the Registration Statement.

              (h)          (h)(1)       Agency Agreement dated December 28, 1998 is incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                        Statement.

                           (h)(2)       Administrative Services Agreement, dated December 28, 1998, is incorporated by reference to Post-Effective Amendment No. 2 to the
                                        Registration Statement.

                           (h)(3)       Fund Accounting Services Agreement between the Registrant, on behalf of Kemper Large Company Growth Fund, and Scudder Fund
                                        Accounting Corp., dated December 28, 1998, is incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                        Statement.

                           (h)(4)       Fund Accounting Services Agreement between the Registrant, on behalf of Kemper Research Fund, and Scudder Fund Accounting Corp.,
                                        dated December 28, 1998, is incorporated by reference to
                                        Post-Effective Amendment No. 2 to the Registration Statement.

                           (h)(5)       Fund Accounting Services Agreement between the Registrant, on behalf of Kemper Small Cap Value+Growth Fund, and Scudder Fund
                                        Accounting Corp., dated December 28, 1998, is incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                        Statement.

                           (h)(6)       Fund Accounting Services Agreement between the Registrant, on behalf of Kemper Disciplined 500 Equity Fund, and Scudder Fund
                                        Accounting Corp. to be filed by subsequent amendment.

                           (h)(7)       Fund Accounting Services Agreement between the Registrant, on behalf of Kemper Disciplined 1000 Growth Fund, and Scudder Fund
                                        Accounting Corp. to be filed by subsequent amendment.

                           (h)(8)       Fund Accounting Services Agreement between the Registrant, on behalf of Kemper Disciplined 1000 Value Fund, and Scudder Fund
                                        Accounting Corp. to be filed by subsequent amendment.

              (i)                       Legal Opinion and Consent of Dechert, Price & Rhoads, counsel to the funds, to be filed by subsequent amendment.

              (j)                       Consent of Independent Auditors to be filed by subsequent amendment.

              (k)                       Inapplicable.

              (l)                       Purchase Agreement between Kemper Funds Trust and Scudder Kemper
                                        Investments, Inc. dated December 23, 1998, is incorporated

                                       3

                                        by reference to Post-Effective Amendment No. 2 to the Registration
                                        Statement.

              (m)          (m)(1)       12b-1 Plan between Kemper Large Company Growth Fund (Class B shares) and Kemper Distributors, Inc., dated December 28, 1998, is incorporated by reference to Post-Effective Amendment No. 2 to the
                                        Registration Statement.

                           (m)(2)       12b-1 Plan between Kemper Large Company Growth Fund (Class C shares) and Kemper Distributors, Inc., dated December 28, 1998, is incorporated by reference to Post-Effective Amendment No. 2 to the
                                        Registration Statement.

                           (m)(3)       12b-1 Plan between Kemper Research Fund (Class B shares)and Kemper
                                        Distributors, Inc., dated December 28, 1998, is incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                        Statement.

                           (m)(4)       12b-1 Plan between Kemper Research Fund (Class C shares) and Kemper
                                        Distributors, Inc., dated December 28, 1998, is incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                        Statement.

                           (m)(5)       12b-1 Plan between Kemper Small Cap Value+Growth Fund (Class B shares) and Kemper Distributors, Inc., dated December 28, 1998, is incorporated by reference to Post-Effective Amendment No. 2 to the
                                        Registration Statement.

                           (m)(6)       12b-1 Plan between Kemper Small Cap Value+Growth Fund (Class C shares) and Kemper Distributors, Inc., dated December 28, 1998, is incorporated by reference to Post-Effective Amendment No. 2 to the
                                        Registration Statement.

                           (m)(7)       12b-1 Plan between Kemper Disciplined 500 Equity Fund (Class B shares) and Kemper Distributors, Inc. to be filed by subsequent amendment.

                           (m)(8)       12b-1 Plan between Kemper Disciplined 500 Equity Fund (Class C shares) and Kemper Distributors, Inc. to be filed by subsequent amendment.

                           (m)(9)       12b-1 Plan between Kemper Disciplined 1000 Growth Fund (Class B shares) and Kemper Distributors, Inc. to be filed by subsequent amendment.

                           (m)(10)      12b-1 Plan between Kemper Disciplined 1000 Growth Fund (Class C shares) and Kemper Distributors, Inc. to be filed by subsequent amendment.

                           (m)(11)      12b-1 Plan between Kemper Disciplined 1000 Value Fund (Class B shares) and Kemper Distributors, Inc. to be filed by subsequent amendment.

                           (m)(12)      12b-1 Plan between Kemper Disciplined 1000 Value Fund (Class C shares) and Kemper Distributors, Inc. to be filed by subsequent amendment.

                                       4

              (n)                       Inapplicable

              (o)                       Multi-Distribution System Plan, dated December 28, 1998, is incorporated by reference to Post-Effective Amendment No. 2 to the
                                        Registration Statement.

Item 24.          Persons Controlled or under Common Control with Fund.
--------          -----------------------------------------------------

                  None

Item 25.          Indemnification
--------          ---------------

                  As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the "1940 Act"), pursuant to
                  Article IV of the Registrant's By-Laws (filed as Exhibit No. 2 to the Registration Statement), officers, directors, employees and representatives of the Funds may be indemnified against certain liabilities in connection with the Funds, and pursuant to Section 12 of the Underwriting Agreement dated May 6, 1998 (filed as Exhibit No. 6(c) to the Registration Statement), Scudder Investor Services, Inc. (formerly "Scudder Fund Distributors, Inc."), as principal underwriter of the Registrant, may be indemnified against certain liabilities that it may incur. Said Article IV of the By-Laws and Section 12 of the Underwriting Agreement are hereby incorporated by reference in their entirety.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**


                                       5

                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                           Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Financial Services, Inc.*
                            Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Director and Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**


                                       6

                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg


         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.  Principal Underwriters
--------  ----------------------

                  (a) Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds.

                  (b) Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

         (1)                               (2)                                     (3)

                                           Position and Offices with               Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         James L. Greenawalt               President                               None

         Thomas W. Littauer                Director, Chief Executive Officer       Vice President

         Kathryn L. Quirk                  Director, Secretary, Chief Legal        Vice President
                                           Officer & Vice President

         James J. McGovern                 Chief Financial Officer & Vice          None
                                           President

         Linda J. Wondrack                 Vice President & Chief Compliance       None
                                           Officer

         Paula Gaccione                    Vice President                          None

         Michael E. Harrington             Vice President                          None

         Robert A. Rudell                  Vice President                          None

         William M. Thomas                 Vice President                          None

         Todd N. Gierke                    Assistant Treasurer                     None

                                       7


                                           Position and Offices with               Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         Philip J. Collora                 Assistant Secretary                     Vice President and
                                                                                   Secretary

         Paul J. Elmlinger                 Assistant Secretary                     None

         Diane E. Ratekin                  Assistant Secretary                     None

         Daniel Pierce                     Director, Chairman                      Trustee

         Mark S. Casady                    Director, Vice Chairman                 President

         Stephen R. Beckwith               Director                                None

         (c) Not applicable

Item 28.  Location of Accounts and Records
--------  --------------------------------

Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105 or, in the case of records concerning transfer agency functions, at the offices of IFTC and of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item 29.    Management Services
--------    -------------------

         Not applicable.

Item 30.    Undertakings
--------    ------------

         Not applicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 18th day of June 1999.

                                             KEMPER FUNDS TRUST



                                             By  /s/Philip J. Collora
                                                 ---------------------------
                                                 Philip J. Collora
                                                 Vice President and Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/Mark S. Casady
--------------------------------------
Mark S. Casady                              President (Principal Executive               June 18, 1999
                                            Officer)


/s/Daniel Pierce
--------------------------------------
Daniel Pierce                               Trustee                                      June 18, 1999


/s/James E. Akins
--------------------------------------
James E. Akins                              Trustee                                      June 18, 1999


/s/Arthur R. Gottschalk
--------------------------------------
Arthur R. Gottschalk                        Trustee                                      June 18, 1999


/s/James R. Edgar                           Trustee                                      June 18, 1999
--------------------------------------
James R. Edgar


/s/Fredrick T. Kelsey
--------------------------------------
Frederick T. Kelsey                         Trustee                                      June 18, 1999


/s/Thomas W. Littauer
--------------------------------------
Thomas W. Littauer                          Chairman, Trustee and Vice President         June 18, 1999


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk                            Trustee and Vice President                   June 18, 1999



/s/Fred B. Renwick
--------------------------------------
Fred B. Renwick                             Trustee                                      June 18, 1999


/s/John G. Weithers
--------------------------------------
John G. Weithers                            Trustee                                      June 18, 1999


/s/John R. Hebble
--------------------------------------
John R. Hebble                              Treasurer                                    June 18, 1999

                                                              File No. 333-65661
                                                              File No. 811-09057

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                          PRE-EFFECTIVE AMENDMENT NO. 2
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                 AMENDMENT NO. 3

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                               KEMPER FUNDS TRUST

                               KEMPER FUNDS TRUST

                                  EXHIBIT INDEX


                                       10